Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—49.3%
*	Advanced Micro Devices, Inc.	46,596	$7,539
*	Agilysys, Inc.	11,156	1,174
	Apple, Inc.	56,086	14,281
	Broadcom, Inc.	31,731	10,469
*	Clearwater Analytics Holdings, Inc.	77,792	1,402
*	Confluent, Inc.	101,326	2,006
*	Dynatrace, Inc.	62,997	3,052
	Intuit, Inc.	8,531	5,826
	Microsoft Corp.	36,830	19,076
	NVIDIA Corp.	151,065	28,186
	Oracle Corporation	29,535	8,307
*	PDF Solutions, Inc.	67,859	1,752
*	Pure Storage, Inc.	57,343	4,806
*	Q2 Holdings, Inc.	27,397	1,983
*	ServiceNow, Inc.	7,474	6,878
*	Snowflake Inc.	10,991	2,479
*	Tyler Technologies, Inc.	5,146	2,692
			121,908
	Communication Services—9.8%
	Alphabet, Inc.—Class A	47,775	11,614
*	Gogo, Inc.	123,745	1,063
	Meta Platforms, Inc.	15,650	11,493
			24,170
	Health Care—9.6%
	Abbott Laboratories	22,069	2,956
	Agilent Technologies, Inc.	48,679	6,248
*	Doximity, Inc.	33,230	2,431
*	IDEXX Laboratories, Inc.	5,088	3,250
*	Inspire Medical Systems, Inc.	15,323	1,137
	UnitedHealth Group, Inc.	13,156	4,543
	West Pharmaceutical Services, Inc.	12,442	3,264
			23,829
	Consumer Discretionary—7.8%
*	Amazon.com, Inc.	49,796	10,934
*	Chipotle Mexican Grill, Inc.	82,208	3,222
*	Modine Manufacturing Co.	14,089	2,003
*	Skyline Champion Corp.	20,912	1,597
*	Stride, Inc.	10,012	1,491
			19,247
	Financials—7.4%
*	Baldwin Insurance Group, Inc.	67,244	1,897
	Carlyle Group, Inc.	78,254	4,906
	Evercore Inc.	7,492	2,527
	Mastercard, Inc.	15,725	8,945
			18,275
	Industrials—6.4%
*	ACV Auctions, Inc.	160,786	1,593
	Advanced Drainage Systems, Inc.	16,762	2,325
*	Copart, Inc.	58,896	2,649
	Hammond Power Solutions Inc.†	18,511	1,641
*	Montrose Environmental Group, Inc.	71,064	1,951
	Mueller Industries, Inc.	16,391	1,657
	TransUnion	47,656	3,993
			15,809
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—5.3%
*	e.l.f. Beauty, Inc.	11,246	$1,490
	Primo Brands Corporation	82,646	1,826
*	The Simply Good Foods Company	48,614	1,207
	Walmart, Inc.	83,867	8,643
			13,166
	Energy—1.8%
	Cameco Corp.†	53,722	4,505
	Materials—0.5%
	Quaker Chemical Corporation	10,678	1,407
	Total Common Stocks—97.9% (cost $166,619)		242,316

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $4,399, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $4,487	$4,399	4,399
Total Repurchase Agreements—1.8% (cost $4,399)		4,399
Total Investments—99.7% (cost $171,018)		246,715
Cash and other assets, less liabilities—0.3%		625
Net Assets—100.0%		$247,340

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$242,316	$—	$—	$242,316
Repurchase Agreements	—	4,399	—	4,399
Total Investments in Securities	$242,316	$4,399	$—	$246,715
See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—55.0%
*	Advanced Micro Devices, Inc.	177,280	$28,682
	Apple, Inc.	1,046,380	266,440
	Broadcom, Inc.	512,740	169,158
	Intuit, Inc.	86,430	59,024
	Lam Research Corporation	336,060	44,998
	Microsoft Corp.	728,820	377,492
	NVIDIA Corp.	2,185,040	407,685
	Oracle Corporation	189,510	53,298
	Salesforce, Inc.	100,280	23,766
*	ServiceNow, Inc.	65,660	60,426
*	Snowflake Inc.	94,350	21,281
*	Tyler Technologies, Inc.	83,569	43,720
			1,555,970
	Consumer Discretionary—10.1%
*	Amazon.com, Inc.	801,650	176,018
*	Cava Group Inc.	203,840	12,314
*	Chipotle Mexican Grill, Inc.	926,400	36,306
*	O'Reilly Automotive, Inc.	559,900	60,363
			285,001
	Communication Services—10.0%
	Alphabet, Inc.—Class A	422,850	102,795
*	Live Nation Entertainment, Inc.	267,712	43,744
	Meta Platforms, Inc.	184,140	135,229
			281,768
	Health Care—7.1%
	Agilent Technologies, Inc.	400,520	51,407
*	IDEXX Laboratories, Inc.	85,360	54,535
	UnitedHealth Group, Inc.	150,715	52,042
*	Veeva Systems, Inc.	142,070	42,324
			200,308
	Financials—6.3%
	Carlyle Group, Inc.	1,011,457	63,419
	Mastercard, Inc.	199,670	113,574
			176,993
	Industrials—4.6%
*	Copart, Inc.	866,580	38,970
	TransUnion	518,120	43,408
*	Uber Technologies, Inc.	493,940	48,391
			130,769
	Consumer Staples—3.4%
	Costco Wholesale Corp.	61,780	57,185
*	Monster Beverage Corp.	574,520	38,671
			95,856
	Materials—2.3%
	Linde PLC†	69,540	33,031
	Martin Marietta Materials, Inc.	53,420	33,670
			66,701
	Total Common Stocks—98.8% (cost $1,889,128)		2,793,366

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $36,211, collateralized by U.S. Treasury Bond, 4.750%, due 11/15/2043, valued at $36,933	$36,209	$36,209
Total Repurchase Agreements—1.3% (cost $36,209)		36,209
Total Investments—100.1% (cost $1,925,337)		2,829,575
Liabilities, plus cash and other assets—(0.1)%		(2,716)
Net Assets—100.0%		$2,826,859

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,793,366	$—	$—	$2,793,366
Repurchase Agreements	—	36,209	—	36,209
Total Investments in Securities	$2,793,366	$36,209	$—	$2,829,575
See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—18.8%
*	Alaska Air Group, Inc.	679	$34
	Allegion PLC†	229	40
	Allison Transmission Holdings, Inc.	311	26
*	CACI International, Inc.	61	30
	Donaldson Company, Inc.	430	35
	Dover Corporation	178	30
	Genpact Ltd.	687	29
	JB Hunt Transport Services, Inc.	171	23
*	Kirby Corporation	380	32
	Knight-Swift Transportation Holdings, Inc.	372	15
	Timken Co.	394	30
			324
	Financials—17.3%
	Arch Capital Group Ltd.†	324	30
	East West Bancorp, Inc.	300	32
	Everest Group Ltd.	100	35
	Hartford Financial Services Group, Inc.	229	31
	Huntington Bancshares, Inc.	1,662	29
	KKR & Co., Inc.	261	34
	State Street Corporation	320	37
*	WEX, Inc.	212	33
	Willis Towers Watson PLC†	111	38
			299
	Information Technology—11.9%
	Amdocs Ltd.	378	31
*	Check Point Software Technologies Ltd.†	158	33
	Cognizant Technology Solutions Corp.	269	18
*	Flex Ltd.	507	29
	Hewlett Packard Enterprise Co.	1,439	35
	Jabil, Inc.	112	24
	STMicroelectronics N.V.†	1,217	35
			205
	Health Care—9.4%
	Cencora, Inc.	108	34
*	Centene Corp.	453	16
	Encompass Health Corp.	277	35
*	Globus Medical, Inc.	483	28
*	ICON PLC†	145	25
	Labcorp Holdings, Inc.	87	25
			163
	Materials—9.2%
*	Axalta Coating Systems Ltd.	1,082	31
	CRH PLC	287	34
	Crown Holdings, Inc.	277	27
	International Paper Company	621	29
	Royal Gold, Inc.	185	37
			158
	Real Estate—8.3%
	Camden Property Trust	196	21
	Healthpeak Properties, Inc.	1,441	27
	Host Hotels & Resorts, Inc.	1,571	27
	Regency Centers Corp.	483	35
	VICI Properties, Inc.	1,008	33
			143
	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—6.3%
	Entergy Corp.	406	$38
	NiSource, Inc.	756	33
	PPL Corp.	993	37
			108
	Consumer Staples—5.3%
	Ingredion, Inc.	178	22
	Molson Coors Beverage Co.	529	24
	Tyson Foods, Inc.	428	23
*	U.S. Foods Holding Corp.	305	23
			92
	Consumer Discretionary—5.2%
	Brunswick Corp.	355	23
	LKQ Corp.	883	27
	Toll Brothers, Inc.	284	39
			89
	Energy—5.1%
	Coterra Energy, Inc.	468	11
	Diamondback Energy, Inc.	104	15
	Expand Energy Corporation	209	22
	Permian Resources Corp.	846	11
	Phillips 66	223	30
			89
	Total Common Stocks—96.8% (cost $1,438)		1,670
	Total Investments—96.8% (cost $1,438)		1,670
	Cash and other assets, less liabilities—3.2%		55
	Net Assets—100.0%		$1,725

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,670	$—	$—	$1,670
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—23.4%
*	ACV Auctions, Inc.	114,280	$1,133
	Applied Industrial Technologies, Inc.	5,641	1,473
	Brink's Co.	12,732	1,488
	BWX Technologies, Inc.	12,714	2,344
*	CACI International, Inc.	4,641	2,315
*	Casella Waste Systems, Inc.	14,856	1,410
	Curtiss-Wright Corporation	3,793	2,059
*	Dycom Industries, Inc.	4,135	1,206
*	ExlService Holdings, Inc.	24,498	1,079
	Flowserve Corp.	21,100	1,121
*	GXO Logistics, Inc.	32,270	1,707
	JBT Marel Corp	14,135	1,985
*	Mercury Systems, Inc.	27,918	2,161
	Mueller Industries, Inc.	14,641	1,480
	nVent Electric PLC†	20,729	2,045
	Owens Corning	8,782	1,242
	Tecnoglass, Inc.	12,048	806
	TransUnion	32,462	2,720
	UL Solutions Inc.	19,706	1,396
*	Verra Mobility Corp.	59,195	1,462
	WillScot Mobile Mini Holdings Corp.	50,069	1,057
			33,689
	Information Technology—14.4%
*	Aehr Test Systems	21,530	648
*	Agilysys, Inc.	12,807	1,348
	Bentley Systems, Incorporated	25,532	1,314
*	Ciena Corporation	26,653	3,883
*	Clearwater Analytics Holdings, Inc.	58,559	1,055
*	Coherent Corp.	18,526	1,996
*	Confluent, Inc.	61,120	1,210
*	Descartes Systems Group, Inc.†	7,423	699
*	Diebold Nixdorf, Inc.	47,846	2,729
*	Dynatrace, Inc.	29,557	1,432
*	Onto Innovation, Inc.	16,234	2,098
*	Pure Storage, Inc.	27,149	2,275
			20,687
	Financials—13.0%
*	Baldwin Insurance Group, Inc.	52,308	1,476
	Banner Corp.	34,804	2,280
	Cadence Bank	42,053	1,579
	Carlyle Group, Inc.	35,303	2,213
	East West Bancorp, Inc.	17,121	1,822
	Everest Group Ltd.†	8,073	2,827
	Marex Group PLC†	18,050	607
	Old National Bancorp	109,444	2,402
	Perella Weinberg Partners	38,497	821
	Western Alliance Bancorp	31,252	2,710
			18,737
	Health Care—12.2%
	Chemed Corp.	4,537	2,031
*	Doximity, Inc.	50,464	3,691
	Embecta Corp.	81,774	1,154
	Encompass Health Corp.	8,098	1,029
*	Exact Sciences Corp.	32,573	1,782
*	GeneDx Holdings Corp.	11,978	1,291
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Integer Holdings Corp.	13,471	$1,392
*	Merit Medical Systems, Inc.	20,654	1,719
*	Vericel Corp.	53,929	1,697
*	Waystar Holding Corp.	48,258	1,830
			17,616
	Consumer Discretionary—11.2%
	Academy Sports and Outdoors, Inc.	35,389	1,770
*	Bright Horizons Family Solutions, Inc.	11,582	1,258
	Garrett Motion, Inc.	129,324	1,761
*	National Vision Holdings, Inc.	47,119	1,375
	Pool Corp.	5,616	1,741
*	Revolve Group, Inc.	63,415	1,351
*	SharkNinja, Inc.	16,606	1,713
	Signet Jewelers Ltd.	13,253	1,271
*	Skyline Champion Corp.	21,199	1,619
*	Stride, Inc.	14,983	2,232
			16,091
	Real Estate—7.0%
	Agree Realty Corp.	18,694	1,328
	Americold Realty Trust, Inc.	73,233	896
	Equity LifeStyle Properties, Inc.	31,617	1,919
	Healthcare Realty Trust, Inc.	114,502	2,065
*	Jones Lang LaSalle Incorporated	7,020	2,094
	Rexford Industrial Realty, Inc.	42,976	1,767
			10,069
	Consumer Staples—4.7%
*	Freshpet, Inc.	10,037	553
	Lancaster Colony Corp.	9,011	1,557
*	Maplebear Inc.	38,350	1,410
	Primo Brands Corporation	102,461	2,264
*	The Simply Good Foods Company	36,508	906
			6,690
	Utilities—3.7%
	IDACORP, Inc.	18,585	2,456
*	Talen Energy Corporation	6,859	2,918
			5,374
	Energy—3.6%
*	Antero Resources Corp.	25,256	848
	Cameco Corp.†	21,114	1,771
	Weatherford International PLC	15,110	1,034
	Whitecap Resources, Inc.†	199,026	1,518
			5,171
	Materials—3.4%
	Carpenter Technology Corporation	5,569	1,367
	Eagle Materials, Inc.	6,465	1,507
	Louisiana-Pacific Corp.	10,778	957
	Quaker Chemical Corporation	8,187	1,079
			4,910
	Communication Services—0.8%
*	Gogo, Inc.	133,171	1,144
	Total Common Stocks—97.4% (cost $123,846)		140,178
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $3,863, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $3,940	$3,863	$3,863
Total Repurchase Agreements—2.7% (cost $3,863)		3,863
Total Investments—100.1% (cost $127,709)		144,041
Liabilities, plus cash and other assets—(0.1)%		(152)
Net Assets—100.0%		$143,889

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$140,178	$—	$—	$140,178
Repurchase Agreements	—	3,863	—	3,863
Total Investments in Securities	$140,178	$3,863	$—	$144,041
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—23.0%
*	AppFolio, Inc.	67,646	$18,647
	Bentley Systems, Incorporated	373,000	19,202
*	Ciena Corporation	291,200	42,419
*	Clearwater Analytics Holdings, Inc.	871,669	15,708
*	Coherent Corp.	150,200	16,180
*	Confluent, Inc.	878,215	17,389
*	Dynatrace, Inc.	405,986	19,670
*	Guidewire Software, Inc.	62,855	14,448
*	Lattice Semiconductor Corp.	215,685	15,814
*	Manhattan Associates, Inc.	115,700	23,716
*	Novanta, Inc.	93,254	9,339
*	Onto Innovation, Inc.	208,600	26,955
*	Pure Storage, Inc.	590,200	49,465
*	Q2 Holdings, Inc.	253,700	18,365
	Teradyne, Inc.	120,000	16,517
			323,834
	Industrials—21.2%
*	ACV Auctions, Inc.	890,682	8,827
	Advanced Drainage Systems, Inc.	120,500	16,713
	Brink's Co.	152,238	17,791
	BWX Technologies, Inc.	141,049	26,005
*	Casella Waste Systems, Inc.	151,161	14,342
*	Clean Harbors, Inc.	59,500	13,817
	Curtiss-Wright Corporation	36,400	19,763
*	ExlService Holdings, Inc.	371,100	16,340
	FTAI Aviation Ltd.	139,700	23,310
*	Mercury Systems, Inc.	192,151	14,873
	Mueller Industries, Inc.	255,800	25,864
*	Nextracker Inc.	178,800	13,229
	nVent Electric PLC†	302,600	29,848
*	Parsons Corp.	273,500	22,679
	Regal Rexnord Corp.	62,500	8,965
	TransUnion	186,200	15,600
	WillScot Mobile Mini Holdings Corp.	464,000	9,795
			297,761
	Health Care—20.6%
*	Amicus Therapeutics, Inc.	1,592,600	12,550
	Bio-Techne Corp.	264,600	14,720
	Chemed Corp.	45,166	20,223
*	Doximity, Inc.	627,752	45,920
	Encompass Health Corp.	98,117	12,463
*	Evolent Health, Inc.	624,200	5,281
*	Exact Sciences Corp.	292,060	15,978
*	GeneDx Holdings Corp.	110,718	11,929
*	Glaukos Corporation	143,000	11,662
*	Globus Medical, Inc.	316,295	18,114
*	Insmed, Inc.	240,451	34,627
*	Inspire Medical Systems, Inc.	137,000	10,165
*	Insulet Corp.	45,265	13,975
*	Madrigal Pharmaceuticals, Inc.	48,300	22,153
*	Neogen Corp.	909,490	5,193
*	Twist Bioscience Corp.	415,673	11,697
*	Waystar Holding Corp.	586,985	22,258
			288,908
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—9.8%
*	Bright Horizons Family Solutions, Inc.	159,378	$17,304
*	Cava Group Inc.	128,700	7,775
	Churchill Downs, Inc.	160,912	15,610
*	Fox Factory Holding Corp.	242,102	5,880
*	National Vision Holdings, Inc.	458,200	13,375
*	Planet Fitness, Inc.	207,200	21,507
	Pool Corp.	68,200	21,147
*	SharkNinja, Inc.	161,000	16,607
*	Stride, Inc.	129,400	19,273
			138,478
	Financials—9.3%
*	Baldwin Insurance Group, Inc.	449,300	12,675
	Carlyle Group, Inc.	397,793	24,942
	Evercore Inc.	54,500	18,384
	Everest Group Ltd.†	74,132	25,963
	First Horizon Corporation	807,500	18,258
	TPG, Inc.	251,524	14,450
	Western Alliance Bancorp	184,772	16,023
			130,695
	Consumer Staples—5.4%
*	BellRing Brands, Inc.	389,600	14,162
*	Freshpet, Inc.	154,179	8,497
	Lancaster Colony Corp.	76,816	13,273
*	Maplebear Inc.	371,200	13,645
	Primo Brands Corporation	1,212,743	26,802
			76,379
	Materials—3.6%
	Carpenter Technology Corporation	54,500	13,382
	Eagle Materials, Inc.	76,687	17,871
	Louisiana-Pacific Corp.	109,200	9,701
	Reliance, Inc.	33,300	9,352
			50,306
	Energy—2.9%
	Cameco Corp.†	322,647	27,057
	Whitecap Resources, Inc.†	1,880,100	14,345
			41,402
	Utilities—2.8%
*	Talen Energy Corporation	91,100	38,752
	Real Estate—0.6%
	FirstService Corp.	40,735	7,759
	Total Common Stocks—99.2% (cost $1,193,466)		1,394,274
	Rights
	Health Care—0.0%
*	Abiomed, Inc. **	80,133	—
	Total Rights—0.0% (cost $81)		—
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $14,746, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $15,041	$14,746	$14,746
Total Repurchase Agreements—1.0% (cost $14,746)		14,746
Total Investments—100.2% (cost $1,208,293)		1,409,020
Liabilities, plus cash and other assets—(0.2)%		(3,292)
Net Assets—100.0%		$1,405,728

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at September 30, 2025.
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,394,274	$—	$—	$1,394,274
Repurchase Agreements	—	14,746	—	14,746
Rights	—	—	—	—
Total Investments in Securities	$1,394,274	$14,746	$—	$1,409,020
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—28.6%
	ABM Industries, Inc.	746	$34
	Air Lease Corp.	570	36
*	Alaska Air Group, Inc.	865	43
	Albany International Corp.	770	41
	Allegion PLC†	326	58
	Allison Transmission Holdings, Inc.	500	43
	Armstrong World Industries, Inc.	208	41
	Atmus Filtration Technologies Inc.	1,090	49
*	CACI International, Inc.	67	34
	Donaldson Company, Inc.	619	51
	Dover Corporation	248	41
	Genpact Ltd.	936	39
*	Janus International Group, Inc.	3,998	40
	JB Hunt Transport Services, Inc.	252	34
*	Kirby Corporation	469	39
	Knight-Swift Transportation Holdings, Inc.	595	24
	Korn Ferry	599	42
	Matson, Inc.	277	27
	Maximus, Inc.	493	45
*	Openlane, Inc.	1,610	46
	Rush Enterprises, Inc.	604	32
	Tecnoglass, Inc.	543	36
	Timken Co.	496	37
	TriNet Group, Inc.	638	43
			955
	Financials—16.3%
	American Financial Group, Inc.	381	56
	Ameris Bancorp	684	50
	Carlyle Group, Inc.	643	40
	Columbia Banking System, Inc.	1,497	39
	East West Bancorp, Inc.	432	46
	Eastern Bankshares, Inc.	2,478	45
	Everest Group Ltd.†	139	49
	Selective Insurance Group, Inc.	554	45
	SouthState Bank Corporation	449	44
	UMB Financial Corporation	342	40
	Webster Financial Corp	744	44
*	WEX, Inc.	292	46
			544
	Information Technology—10.5%
	Amdocs Ltd.	506	42
	Avnet, Inc.	853	45
	Belden, Inc.	336	40
*	Diodes, Inc.	667	35
*	Flex Ltd.	949	55
	Jabil, Inc.	118	26
*	Tower Semiconductor Ltd.†	966	70
	Vishay Intertechnology, Inc.	2,556	39
			352
	Health Care—8.5%
*	Acadia Healthcare Co., Inc.	1,103	27
	Encompass Health Corp.	308	39
*	Globus Medical, Inc.	659	38
*	Haemonetics Corp.	648	31
*	ICON PLC†	210	37
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	ICU Medical, Inc.	332	$40
	Labcorp Holdings, Inc.	138	40
*	Lantheus Holdings, Inc.	662	34
			286
	Real Estate—8.5%
	Camden Property Trust	258	27
	Elme Communities	1,820	31
	Four Corners Property Trust, Inc.	1,409	34
	Healthpeak Properties, Inc.	2,099	40
	Host Hotels & Resorts, Inc.	1,937	33
	Kite Realty Group Trust	1,616	36
	Regency Centers Corp.	572	42
	STAG Industrial, Inc.	1,213	43
			286
	Consumer Discretionary—6.5%
	Brunswick Corp.	481	30
*	Laureate Education, Inc.	1,335	42
	LKQ Corp.	1,110	34
*	Modine Manufacturing Co.	326	46
*	Taylor Morrison Home Corp.	737	49
	Winnebago Industries, Inc.	445	15
			216
	Materials—6.3%
*	Axalta Coating Systems Ltd.	1,219	35
	Commercial Metals Co.	838	48
	Crown Holdings, Inc.	383	37
	Royal Gold, Inc.	267	53
	Silgan Holdings, Inc.	860	37
			210
	Energy—4.7%
	Expand Energy Corporation	332	35
*	Expro Group Holdings NV	3,358	40
	Matador Resources Co.	623	28
	PBF Energy, Inc.	1,069	32
	Permian Resources Corp.	1,612	21
			156
	Utilities—4.1%
	IDACORP, Inc.	357	47
	NiSource, Inc.	1,070	46
	PPL Corp.	1,151	43
			136
	Consumer Staples—1.9%
	Ingredion, Inc.	242	30
	Molson Coors Beverage Co.	775	35
			65
	Communication Services—1.1%
	John Wiley & Sons, Inc.	884	36
	Total Common Stocks—97.0% (cost $3,070)		3,242
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $112, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $114	$112	$112
Total Repurchase Agreements—3.4% (cost $112)		112
Total Investments—100.4% (cost $3,182)		3,354
Liabilities, plus cash and other assets—(0.4)%		(12)
Net Assets—100.0%		$3,342

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,242	$—	$—	$3,242
Repurchase Agreements	—	112	—	112
Total Investments in Securities	$3,242	$112	$—	$3,354
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—20.5%
*	ACV Auctions, Inc.	969,080	$9,604
	Albany International Corp.	111,035	5,918
	Argan, Inc.	23,310	6,295
*	BrightView Holdings, Inc.	619,365	8,299
	Brink's Co.	170,826	19,963
	BWX Technologies, Inc.	69,764	12,862
*	Casella Waste Systems, Inc.	172,860	16,401
*	CECO Environmental Corp.	222,720	11,403
*	Graham Corporation	89,020	4,887
	Hammond Power Solutions Inc.†	113,105	10,029
	Helios Technologies, Inc.	238,900	12,454
*	Mercury Systems, Inc.	230,358	17,830
*	Montrose Environmental Group, Inc.	365,468	10,036
*	Nextracker Inc.	103,270	7,641
	Rush Enterprises, Inc.	188,080	10,057
*	Sterling Infrastructure, Inc.	25,280	8,587
	Tecnoglass, Inc.†	99,060	6,628
*	Verra Mobility Corp.	450,739	11,133
	WillScot Mobile Mini Holdings Corp.	416,950	8,802
			198,829
	Health Care—20.4%
*	Alignment Healthcare, Inc.	688,968	12,022
*	Amicus Therapeutics, Inc.	1,769,440	13,943
*	Doximity, Inc.	218,830	16,007
*	Establishment Labs Holdings, Inc.†	348,645	14,291
*	GeneDx Holdings Corp.	84,615	9,116
*	Glaukos Corporation	55,030	4,488
*	Globus Medical, Inc.	248,973	14,259
*	Inspire Medical Systems, Inc.	120,945	8,974
*	Krystal Biotech, Inc.	48,560	8,572
*	Madrigal Pharmaceuticals, Inc.	32,368	14,846
*	Merit Medical Systems, Inc.	143,080	11,909
*	Mirum Pharmaceuticals, Inc.	101,650	7,452
*	Procept BioRobotics Corp.	124,310	4,437
*	Quanterix Corporation	426,980	2,319
*	Treace Medical Concepts, Inc.	1,179,850	7,917
*	Twist Bioscience Corp.	472,306	13,291
	U.S. Physical Therapy, Inc.	112,330	9,542
*	Veracyte, Inc.	220,450	7,568
*	Vericel Corp.	362,209	11,399
*	Waystar Holding Corp.	156,387	5,930
			198,282
	Information Technology—19.2%
*	Aehr Test Systems	148,033	4,457
*	Agilysys, Inc.	90,320	9,506
*	AppFolio, Inc.	37,230	10,263
*	Clearwater Analytics Holdings, Inc.	499,171	8,995
	Cognex Corp.	288,430	13,066
*	Confluent, Inc.	457,740	9,063
*	Diebold Nixdorf, Inc.	273,763	15,613
*	Impinj, Inc.	65,070	11,761
*	Lumentum Holdings Inc.	89,020	14,484
*	Novanta, Inc.	105,860	10,602
*	Onto Innovation, Inc.	99,060	12,801
*	PDF Solutions, Inc.	383,341	9,898
*	Q2 Holdings, Inc.	140,820	10,194
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Rambus Inc.	94,530	$9,850
*	SiTime Corp.	26,785	8,071
*	Varonis Systems, Inc.	198,960	11,434
*	Vertex, Inc.	277,430	6,877
*	Zeta Global Holdings Corp.	453,530	9,012
			185,947
	Consumer Discretionary—13.3%
	Academy Sports and Outdoors, Inc.	205,880	10,298
*	Fox Factory Holding Corp.	190,350	4,624
	Garrett Motion, Inc.	959,499	13,068
*	Grand Canyon Education, Inc.	38,520	8,456
*	Modine Manufacturing Co.	65,710	9,341
*	National Vision Holdings, Inc.	298,466	8,712
	OneSpaWorld Holdings Ltd.†	317,890	6,720
*	Planet Fitness, Inc.	82,550	8,569
*	Revolve Group, Inc.	177,627	3,783
*	Rush Street Interactive, Inc.	707,650	14,493
*	Skyline Champion Corp.	169,759	12,965
*	Stride, Inc.	112,330	16,730
	Winmark Corp	23,012	11,455
			129,214
	Financials—10.0%
*	Baldwin Insurance Group, Inc.	311,899	8,799
	Cadence Bank	283,900	10,657
*	Donnelley Financial Solutions, Inc.	155,060	7,975
	Jefferson Capital, Inc.	452,492	7,810
	Old National Bancorp	621,860	13,650
	OneMain Holdings, Inc.	160,560	9,065
	Perella Weinberg Partners	448,350	9,559
	StepStone Group, Inc.	202,650	13,235
	Western Alliance Bancorp	182,445	15,822
			96,572
	Materials—3.6%
	Balchem Corp.	89,350	13,408
	Quaker Chemical Corporation	52,897	6,969
	U.S. Lime & Minerals, Inc.	113,140	14,884
			35,261
	Energy—2.8%
*	BKV Corporation	333,430	7,712
	Weatherford International PLC	169,630	11,608
	Whitecap Resources, Inc.†	1,047,550	7,993
			27,313
	Consumer Staples—2.4%
*	Freshpet, Inc.	94,200	5,191
	Primo Brands Corporation	544,820	12,041
*	The Simply Good Foods Company	255,410	6,339
			23,571
	Real Estate—2.1%
	Americold Realty Trust, Inc.	443,490	5,428
	FirstService Corp.	80,377	15,311
			20,739
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services—0.9%
*	Gogo, Inc.	977,950	$8,400
	Total Common Stocks—95.2% (cost $833,175)		924,128

	Exchange-Traded Funds
	Exchange-Traded Funds—1.0%
	iShares Russell 2000 Growth ETF	31,850	10,193
	Total Exchange-Traded Funds—1.0% (cost $8,700)		10,193
	Other Assets
	Health Care—0.0%
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
			—
	Total Other Assets—0.0% (cost $—)		—
	Repurchase Agreements
	Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $25,387, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $25,894	$25,386	25,386
	Total Repurchase Agreements—2.6% (cost $25,386)		25,386
	Total Investments—98.8% (cost $867,261)		959,707
	Cash and other assets, less liabilities—1.2%		11,304
	Net Assets—100.0%		$971,011

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at September 30, 2025.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at September 30, 2025.

As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$924,128	$—	$—	$924,128
Repurchase Agreements	—	25,386	—	25,386
Exchange-Traded Funds	10,193	—	—	10,193
Other Assets	—	—	—	—
Total Investments in Securities	$934,321	$25,386	$—	$959,707
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—25.4%
	Ameris Bancorp	242,348	$17,767
	Atlantic Union Bankshares Corp.	380,480	13,427
	Banc Of California, Inc.	790,010	13,075
	Brightsphere Investment Group, Inc.	104,625	5,039
	Cadence Bank	301,853	11,332
	Columbia Banking System, Inc.	369,059	9,500
	DigitalBridge Group, Inc.	927,186	10,848
	Eastern Bankshares, Inc.	769,003	13,957
	Enterprise Financial Services Corp.	214,370	12,429
	First Bancorp	246,704	13,048
	First Merchants Corp.	313,240	11,809
	Hancock Whitney Corp.	217,750	13,633
	MGIC Investment Corp.	192,196	5,453
	Old National Bancorp	638,763	14,021
	Perella Weinberg Partners	520,449	11,096
	Renasant Corporation	319,883	11,800
	Seacoast Banking Corp. of Florida	453,400	13,797
	Selective Insurance Group, Inc.	145,553	11,800
	Stellar Bancorp, Inc.	429,963	13,045
*	Texas Capital Bancshares, Inc.	148,646	12,565
	The Hanover Insurance Group, Inc.	53,193	9,661
	UMB Financial Corporation	91,981	10,886
	WaFd, Inc.	408,888	12,385
			272,373
	Industrials—23.6%
	ABM Industries, Inc.	251,373	11,593
	Air Lease Corp.	128,684	8,191
*	Alaska Air Group, Inc.	215,913	10,748
	Albany International Corp.	197,180	10,510
	Armstrong World Industries, Inc.	49,421	9,687
	Atmus Filtration Technologies Inc.	276,756	12,479
	Brady Corp.	144,475	11,273
	CSG Systems International, Inc.	144,925	9,330
	ESCO Technologies, Inc.	40,014	8,447
	Granite Construction, Inc.	86,875	9,526
*	Hayward Holdings, Inc.	747,846	11,307
	Hub Group, Inc.	256,371	8,829
*	Huron Consulting Group, Inc.	79,631	11,687
*	Janus International Group, Inc.	1,027,108	10,138
*	Kirby Corporation	122,840	10,251
	Knight-Swift Transportation Holdings, Inc.	187,642	7,414
	Korn Ferry	146,106	10,224
	Matson, Inc.	65,636	6,471
	Maximus, Inc.	127,414	11,642
*	Openlane, Inc.	412,185	11,863
	Rush Enterprises, Inc.	149,331	7,985
	Tecnoglass, Inc.	142,454	9,532
*	Thermon Group Holdings, Inc.	363,508	9,713
*	Titan Machinery, Inc.	285,727	4,783
	TriNet Group, Inc.	164,219	10,985
*	Verra Mobility Corp.	328,956	8,125
			252,733
	Information Technology—12.0%
*	ADTRAN Holdings, Inc.	1,014,826	9,519
	Avnet, Inc.	218,876	11,443
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
	Belden, Inc.	87,325	$10,503
*	Cognyte Software Ltd.†	498,835	4,190
*	Diodes, Inc.	192,169	10,225
*	Extreme Networks, Inc.	501,210	10,350
*	Knowles Corp.	573,714	13,373
	Kulicke & Soffa Industries, Inc.	258,835	10,519
*	Sanmina Corp.	120,184	13,834
*	Tower Semiconductor Ltd.†	260,173	18,811
*	Verint Systems, Inc.	296,248	5,999
	Vishay Intertechnology, Inc.	648,464	9,922
			128,688
	Real Estate—9.8%
	CareTrust REIT, Inc.	342,781	11,888
	Elme Communities	594,789	10,028
	Empire State Realty Trust, Inc.	1,148,261	8,796
	Four Corners Property Trust, Inc.	429,185	10,472
	Kite Realty Group Trust	522,279	11,647
	LXP Industrial Trust	1,238,263	11,095
	Netstreit Corp.	421,327	7,609
	Pebblebrook Hotel Trust	667,873	7,607
	Sila Realty Trust, Inc.	401,412	10,075
	Sunstone Hotel Investors, Inc.	736,806	6,904
	UMH Properties, Inc.	614,895	9,131
			105,252
	Consumer Discretionary—8.6%
	Cracker Barrel Old Country Store, Inc.	100,372	4,422
*	El Pollo Loco Holdings, Inc.	433,977	4,210
	Golden Entertainment, Inc.	146,680	3,459
*	Laureate Education, Inc.	393,786	12,420
	La-Z-Boy, Inc.	235,978	8,099
*	Modine Manufacturing Co.	52,248	7,428
	Monro, Inc.	249,762	4,488
	Steven Madden Ltd.	269,445	9,021
*	Taylor Morrison Home Corp.	239,754	15,826
*	Tri Pointe Homes, Inc.	351,465	11,939
	Winnebago Industries, Inc.	152,292	5,093
*	YETI Holdings, Inc.	188,680	6,260
			92,665
	Energy—4.4%
*	Expro Group Holdings NV†	867,518	10,306
*	Gulfport Energy Corp.	78,764	14,255
*	Innovex International, Inc.	246,212	4,565
	Matador Resources Co.	169,421	7,612
	PBF Energy, Inc.	344,030	10,379
			47,117
	Materials—4.2%
	Commercial Metals Co.	209,981	12,028
*	Ecovyst, Inc.	1,118,836	9,801
	Greif, Inc.	116,941	6,988
*	IAMGOLD Corporation†	500,985	6,478
	Silgan Holdings, Inc.	220,392	9,479
			44,774
	Health Care—3.9%
*	ANI Pharmaceuticals, Inc.	129,919	11,901
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Haemonetics Corp.	173,381	$8,451
*	ICU Medical, Inc.	85,687	10,279
*	Lantheus Holdings, Inc.	212,855	10,917
			41,548
	Utilities—3.1%
	IDACORP, Inc.	90,104	11,907
	Northwestern Energy Group, Inc.	169,209	9,917
	Spire, Inc.	138,958	11,328
			33,152
	Consumer Staples—1.4%
*	Central Garden & Pet Co.	327,919	9,683
	Edgewell Personal Care Co.	272,448	5,547
			15,230
	Communication Services—1.2%
	John Wiley & Sons, Inc.	324,020	13,113
	Total Common Stocks—97.6% (cost $908,008)		1,046,645

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $11,639, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $11,871	$11,639	11,639
Total Repurchase Agreements—1.1% (cost $11,639)		11,639
Total Investments—98.7% (cost $919,647)		1,058,284
Cash and other assets, less liabilities—1.3%		13,784
Net Assets—100.0%		$1,072,068

REIT	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,046,645	$—	$—	$1,046,645
Repurchase Agreements	—	11,639	—	11,639
Total Investments in Securities	$1,046,645	$11,639	$—	$1,058,284
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—56.6%
	Bermuda—0.6%
	Arch Capital Group Ltd. (Insurance)	2,282	$207
	United States—56.0%
	Alphabet, Inc.—Class A (Interactive Media & Services)	7,454	1,812
*	Amazon.com, Inc. (Broadline Retail)	6,077	1,334
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,357	1,109
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,510	514
	Arthur J. Gallagher & Co. (Insurance)	657	203
	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,318	1,095
	Carlyle Group, Inc. (Capital Markets)	4,371	274
	Cencora, Inc. (Health Care Providers & Services)	1,817	568
	CRH PLC (Construction Materials)	5,073	608
	Eli Lilly & Co. (Pharmaceuticals)	795	607
	Graco, Inc. (Machinery)	4,237	360
*	Hims & Hers Health, Inc. (Health Care Providers & Services)	4,087	232
	Intercontinental Exchange, Inc. (Capital Markets)	2,480	418
	Intuit, Inc. (Software)	701	479
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	1,191	533
	JPMorgan Chase & Co. (Banks)	1,851	584
	Kinsale Capital Group, Inc. (Insurance)	439	187
	Mastercard, Inc. (Diversified Financial Services)	1,819	1,035
	Meta Platforms, Inc. (Interactive Media & Services)	1,789	1,314
	Microsoft Corp. (Software)	3,699	1,916
	Murphy USA, Inc. (Specialty Retail)	1,141	443
*	Netflix, Inc. (Entertainment)	369	442
*	Novanta, Inc. (Electronic Equipment, Instruments & Components)	1,895	190
	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	13,284	2,479
	Progressive Corp. (Insurance)	1,524	376
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
*	Pure Storage, Inc. (Technology Hardware, Storage & Peripherals)	6,673	$559
*	ServiceNow, Inc. (Software)	501	461
	TKO Group Holdings, Inc. (Entertainment)	2,042	412
*	Uber Technologies, Inc. (Road & Rail)	4,221	414
	UnitedHealth Group, Inc. (Health Care Providers & Services)	850	293
	Walmart, Inc. (Consumer Staples Distribution & Retail)	6,474	667
			21,918
	Total Western Hemisphere		22,125
	Europe Ex-U.K.—19.6%
	Austria—1.4%
	Erste Group Bank AG (Banks)	5,771	564
	France—5.7%
	Airbus SE (Aerospace & Defense)	1,644	381
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	242	592
	Schneider Electric SE (Electrical Equipment)	1,352	377
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	14,739	895
			2,245
	Germany—3.3%
	Heidelberg Materials AG (Construction Materials)	1,015	228
	MTU Aero Engines AG (Aerospace & Defense)	688	316
	Rheinmetall AG (Aerospace & Defense)	187	436
	SAP SE (Software)	1,217	325
			1,305
	Ireland—2.4%
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	700	178
	Linde PLC† (Chemicals)	1,572	747
			925
	Israel—0.9%
*	Oddity Tech Ltd (Personal Care Products)	5,335	332
	Italy—1.5%
	Ferrari NV† (Automobiles)	1,214	589
	Luxembourg—0.9%
	CVC Capital Partners PLC (Capital Markets)	19,047	331
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Spain—2.7%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	34,537	$662
	Iberdrola, S.A. (Electric Utilities)	20,763	393
			1,055
	Sweden—0.8%
*	Spotify Technology S.A. (Entertainment)	455	318
	Total Europe Ex-U.K.		7,664
	United Kingdom—9.7%
	3i Group PLC (Capital Markets)	10,957	603
	BAE Systems PLC (Aerospace & Defense)	22,605	626
	Compass Group PLC (Hotels, Restaurants & Leisure)	10,212	347
	Experian PLC (Professional Services)	7,937	397
	Halma PLC (Electronic Equipment, Instruments & Components)	14,304	664
	London Stock Exchange Group PLC (Capital Markets)	3,033	347
	Rightmove PLC (Interactive Media & Services)	38,142	364
	Unilever PLC (Personal Care Products)	7,728	457
	Total United Kingdom		3,805
	Emerging Asia—9.6%
	China—2.3%
	Tencent Holdings Ltd. (Interactive Media & Services)	10,500	895
	India—1.5%
	HDFC Bank Ltd.—ADR (Banks)	16,941	579
	Indonesia—1.5%
*	Sea Ltd.—ADR (Entertainment)	3,304	590
	South Korea—0.9%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,482	367
	Taiwan—3.4%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	4,728	1,320
	Total Emerging Asia		3,751
	Japan—1.8%
	Hitachi, Ltd. (Industrial Conglomerates)	10,900	290
	Pan Pacific International Holdings Corp. (Broadline Retail)	27,500	181
	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,700	217
	Total Japan		688
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—0.8%
	Brazil—0.8%
*	MercadoLibre, Inc. (Broadline Retail)	141	$329
	Asia Ex-Japan—0.6%
	Australia—0.6%
	Pro Medicus Ltd. (Health Care Technology)	1,179	241
	Total Common Stocks—98.7% (cost $30,038)		38,603

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $587, collateralized by U.S. Treasury Bond, 4.750%, due 11/15/2043, valued at $599	$587	587
Total Repurchase Agreements—1.5% (cost $587)		587
Total Investments—100.2% (cost $30,625)		39,190
Liabilities, plus cash and other assets—(0.2)%		(66)
Net Assets—100.0%		$39,124

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$38,603	$—	$—	$38,603
Repurchase Agreements	—	587	—	587
Total Investments in Securities	$38,603	$587	$—	$39,190
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—33.5%
	Belgium—1.4%
	UCB SA (Pharmaceuticals)	60,579	$16,714
	France—5.4%
	L'Air Liquide SA (Chemicals)	99,686	20,699
	Safran SA (Aerospace & Defense)	66,725	23,510
	Vinci SA (Construction & Engineering)	133,120	18,434
			62,643
	Germany—5.1%
	Heidelberg Materials AG (Construction Materials)	113,074	25,429
	Rheinmetall AG (Aerospace & Defense)	8,945	20,841
	SAP SE (Software)	51,022	13,652
			59,922
	Ireland—0.5%
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	25,102	6,376
	Italy—7.2%
	Enel SpA (Electric Utilities)	2,446,910	23,172
	Ferrari NV† (Automobiles)	29,087	14,113
	Prysmian S.p.A. (Electrical Equipment)	242,646	23,981
	UniCredit S.p.A. (Banks)	290,087	21,957
			83,223
	Netherlands—2.4%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	24,493	23,813
	Euronext NV (Capital Markets)	25,425	3,803
			27,616
	Spain—4.0%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,303,907	25,014
	Iberdrola, S.A. (Electric Utilities)	1,144,699	21,644
			46,658
	Sweden—1.3%
*	Spotify Technology S.A. (Entertainment)	21,325	14,885
	Switzerland—6.2%
	ABB Ltd. (Electrical Equipment)	273,256	19,676
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	621	9,486
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Switzerland—(continued)
	Lonza Group AG (Life Sciences Tools & Services)	25,741	$17,048
	Sandoz Group AG (Pharmaceuticals)	428,121	25,368
			71,578
	Total Europe Ex-U.K.		389,615
	Emerging Asia—28.6%
	China—8.3%
	BYD Company Limited (Automobiles)	841,500	11,916
	NetEase, Inc. (Entertainment)	377,800	11,496
	Tencent Holdings Ltd. (Interactive Media & Services)	494,500	42,130
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	261,700	20,043
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	1,512,800	10,498
			96,083
	India—3.5%
	Bharat Electronics Ltd. (Aerospace & Defense)	3,234,846	14,712
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	508,919	10,793
	ICICI Bank Ltd. (Banks)	1,004,782	15,265
			40,770
	Indonesia—2.3%
*	Sea Ltd.—ADR (Entertainment)	149,737	26,763
	South Korea—5.0%
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	292,310	17,480
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	166,624	41,268
			58,748
	Taiwan—9.5%
	Accton Technology Corp. (Communications Equipment)	567,000	19,441
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	4,655,000	32,990
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,349,000	57,761
			110,192
	Total Emerging Asia		332,556
	United Kingdom—11.4%
	3i Group PLC (Capital Markets)	467,689	25,720
	BAE Systems PLC (Aerospace & Defense)	735,193	20,359
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—(continued)
Compass Group PLC (Hotels, Restaurants & Leisure)	365,668	$12,437
Diploma PLC (Trading Companies & Distributors)	119,470	8,524
Experian PLC (Professional Services)	331,774	16,608
Halma PLC (Electronic Equipment, Instruments & Components)	392,321	18,203
London Stock Exchange Group PLC (Capital Markets)	116,397	13,331
Unilever PLC (Personal Care Products)	283,331	16,766
Total United Kingdom		131,948
Japan—7.8%
ASICS Corporation (Textiles, Apparel & Luxury Goods)	680,400	17,815
Hitachi, Ltd. (Industrial Conglomerates)	474,900	12,620
IHI Corporation (Machinery)	983,200	18,350
Pan Pacific International Holdings Corp. (Broadline Retail)	1,644,500	10,842
Sumitomo Mitsui Financial Group, Inc. (Banks)	667,300	18,843
Tokio Marine Holdings, Inc. (Insurance)	287,400	12,183
Total Japan		90,653
Western Hemisphere—6.8%
Canada—6.8%
Brookfield Asset Management Ltd. (Capital Markets)	273,909	15,596
Constellation Software, Inc. (Software)	3,760	10,207
Dollarama, Inc. (Broadline Retail)	144,694	19,083
Intact Financial Corp. (Insurance)	82,807	16,111
Royal Bank of Canada (Banks)	125,706	18,528
Total Western Hemisphere		79,525
Asia Ex-Japan—5.1%
Australia—1.4%
Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	202,827	9,392
Pro Medicus Ltd. (Health Care Technology)	32,186	6,566
		15,958
Hong Kong—3.7%
AIA Group Ltd. (Insurance)	2,349,400	22,537
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	359,000	20,390
		42,927
Total Asia Ex-Japan		58,885
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—4.5%
	Brazil—3.5%
*	MercadoLibre, Inc. (Broadline Retail)	9,044	$21,135
*	NU Holdings Ltd. (Banks)	1,186,789	19,001
			40,136
	Peru—1.0%
	Credicorp Ltd. (Banks)	44,599	11,876
	Total Emerging Latin America		52,012
	Emerging Europe, Mid-East, Africa—0.9%
	United Arab Emirates—0.9%
	Emaar Properties PJSC (Real Estate Management & Development)	2,943,607	10,458
	Total Common Stocks—98.6% (cost $893,444)		1,145,652

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $10,815, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $11,031	$10,814	10,814
Total Repurchase Agreements—0.9% (cost $10,814)		10,814
Total Investments—99.5% (cost $904,258)		1,156,466
Cash and other assets, less liabilities—0.5%		5,979
Net Assets—100.0%		$1,162,445

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,145,652	$—	$—	$1,145,652
Repurchase Agreements	—	10,814	—	10,814
Total Investments in Securities	$1,145,652	$10,814	$—	$1,156,466
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—37.8%
	Austria—0.9%
	Erste Group Bank AG (Banks)	114,066	$11,142
	Belgium—0.8%
	D'ieteren Group (Distributors)	13,388	2,502
	UCB SA (Pharmaceuticals)	26,290	7,254
			9,756
	Denmark—1.1%
	DSV AS (Air Freight & Logistics)	47,266	9,400
	Novonesis Novozymes B (Chemicals)	82,418	5,044
			14,444
	Finland—0.5%
	Metso OYJ (Machinery)	338,429	4,643
	Valmet OYJ (Machinery)	55,267	1,835
			6,478
	France—6.9%
	Airbus SE (Aerospace & Defense)	41,190	9,546
	Compagnie de Saint-Gobain (Building Products)	78,282	8,424
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	3,954	9,670
	Legrand (Electrical Equipment)	58,743	9,697
	Safran SA (Aerospace & Defense)	40,505	14,271
	Schneider Electric SE (Electrical Equipment)	39,075	10,900
	Thales SA (Aerospace & Defense)	23,433	7,334
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	62,185	3,777
	Vinci SA (Construction & Engineering)	73,536	10,183
	VusionGroup (Electronic Equipment, Instruments & Components)	12,264	3,672
			87,474
	Germany—7.1%
	Allianz SE (Insurance)	11,415	4,790
*	AUTO1 Group SE (Specialty Retail)	68,674	2,338
	CTS Eventim AG & Co. KGaA (Entertainment)	63,474	6,215
	Deutsche Post AG (Air Freight & Logistics)	104,184	4,641
	flatexDEGIRO AG (Capital Markets)	73,478	2,405
	Hannover Rueck SE (Insurance)	16,491	4,968
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Heidelberg Materials AG (Construction Materials)	38,339	$8,622
	MTU Aero Engines AG (Aerospace & Defense)	26,318	12,078
	Nemetschek SE (Software)	26,616	3,462
	RENK Group AG (Machinery)	41,003	4,218
	Rheinmetall AG (Aerospace & Defense)	3,419	7,966
	SAP SE (Software)	64,648	17,298
	Scout24 SE (Interactive Media & Services)	36,896	4,618
*	Siemens Energy AG (Electrical Equipment)	54,918	6,410
			90,029
	Ireland—2.3%
	AIB Group PLC (Banks)	911,804	8,259
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	12,840	3,261
	Kingspan Group PLC (Building Products)	103,635	8,615
	Linde PLC† (Chemicals)	19,547	9,285
			29,420
	Italy—5.1%
	Azimut Holding SpA (Capital Markets)	98,267	3,799
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	39,948	4,362
	Enel SpA (Electric Utilities)	652,797	6,182
	Ferrari NV† (Automobiles)	19,631	9,525
	Intesa Sanpaolo S.p.A (Banks)	1,753,251	11,556
	Italgas S.p.A. (Gas Utilities)	572,098	5,262
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	114,601	3,084
	Saipem S.p.A. (Energy Equipment & Services)	1,157,462	3,339
	UniCredit S.p.A. (Banks)	239,157	18,102
			65,211
	Luxembourg—0.4%
	CVC Capital Partners PLC (Capital Markets)	317,021	5,516
	Netherlands—3.0%
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	16,504	9,898
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	14,607	14,201
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	28,554	$4,252
	Euronext NV (Capital Markets)	36,752	5,497
*	Nebius Group N.V. (Software)	33,525	3,764
			37,612
	Norway—0.5%
	Gjensidige Forsikring ASA (Insurance)	74,300	2,178
	Telenor ASA (Diversified Telecommunication Services)	238,966	3,961
			6,139
	Spain—3.4%
	Aena S.M.E. SA (Transportation Infrastructure)	171,097	4,675
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	913,225	17,519
	Bankinter SA (Banks)	466,185	7,337
	Iberdrola, S.A. (Electric Utilities)	697,371	13,186
			42,717
	Sweden—2.5%
	Atlas Copco AB (Machinery)	530,704	8,957
	Beijer Ref AB (Trading Companies & Distributors)	404,832	6,306
	Hemnet Group AB (Interactive Media & Services)	99,943	2,514
	Indutrade AB (Machinery)	88,930	2,039
*	Spotify Technology S.A. (Entertainment)	14,296	9,979
	Sweco AB (Construction & Engineering)	91,797	1,529
			31,324
	Switzerland—3.3%
	Galenica AG (Health Care Providers & Services)	33,408	3,630
	Garrett Motion, Inc. (Auto Components)	243,535	3,317
	Lonza Group AG (Life Sciences Tools & Services)	22,966	15,210
	Sandoz Group AG (Pharmaceuticals)	176,944	10,485
	Siegfried Holding AG (Life Sciences Tools & Services)	25,528	2,543
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	83,109	2,235
	VAT Group AG (Machinery)	9,624	3,801
			41,221
	Total Europe Ex-U.K.		478,483
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—25.7%
	China—7.2%
	Airtac International Group (Machinery)	71,713	$1,772
	Alibaba Group Holding Ltd. (Broadline Retail)	920,500	20,937
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	391,710	4,034
	Geely Automobile Holdings Limited (Automobiles)	2,563,000	6,439
	PICC Property and Casualty Company Limited (Insurance)	2,230,000	5,032
	Tencent Holdings Ltd. (Interactive Media & Services)	497,800	42,411
	Tencent Music Entertainment Group—ADR (Entertainment)	149,959	3,500
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	951,800	6,604
			90,729
	India—5.7%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	22,794	1,909
	Bharat Electronics Ltd. (Aerospace & Defense)	868,545	3,950
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	409,296	8,680
	Dixon Technologies India Ltd. (Household Durables)	15,483	2,852
	Eicher Motors Limited (Automobiles)	47,657	3,762
	HDFC Bank Ltd. (Banks)	865,982	9,290
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	71,766	3,837
	ICICI Bank Ltd. (Banks)	601,404	9,137
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	388,301	3,152
	InterGlobe Aviation Ltd. (Airlines)	64,587	4,067
	Macrotech Developers Ltd. (Real Estate Management & Development)	179,418	2,307
	Mahindra & Mahindra Ltd. (Automobiles)	157,773	6,104
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	16,098	1,507
	Maruti Suzuki India Limited (Automobiles)	28,392	5,127
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	225,811	2,848
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	899,310	3,300
			71,829
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—2.5%
	Bank Central Asia Tbk. PT (Banks)	18,942,600	$8,667
*	Grab Holdings Limited (Road & Rail)	977,071	5,882
*	Sea Ltd.—ADR (Entertainment)	97,648	17,453
			32,002
	South Korea—1.9%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	38,612	4,276
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	80,161	19,854
			24,130
	Taiwan—8.0%
	Accton Technology Corp. (Communications Equipment)	227,000	7,783
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	112,000	3,605
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	229,000	6,416
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	27,000	1,785
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	2,259,000	16,010
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	25,000	2,699
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	138,000	5,954
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	203,565	56,854
			101,106
	Thailand—0.4%
*	Fabrinet (Electronic Equipment, Instruments & Components)	12,538	4,572
	Total Emerging Asia		324,368
	United Kingdom—11.5%
	3i Group PLC (Capital Markets)	392,743	21,598
	Allfunds Group PLC (Capital Markets)	312,445	2,328
	BAE Systems PLC (Aerospace & Defense)	534,148	14,791
	Barclays PLC (Banks)	1,482,639	7,569
	Beazley PLC (Insurance)	470,417	5,738
Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—(continued)
BT Group PLC (Diversified Telecommunication Services)	2,249,795	$5,784
Coca-Cola Europacific Partners PLC (Beverages)	66,260	5,991
Compass Group PLC (Hotels, Restaurants & Leisure)	294,685	10,023
Diploma PLC (Trading Companies & Distributors)	133,047	9,492
Experian PLC (Professional Services)	190,543	9,538
Halma PLC (Electronic Equipment, Instruments & Components)	259,604	12,045
Hill & Smith PLC (Metals & Mining)	58,028	1,596
Intermediate Capital Group PLC (Capital Markets)	176,908	5,296
London Stock Exchange Group PLC (Capital Markets)	123,770	14,176
Rotork PLC (Machinery)	719,619	3,281
Softcat PLC (IT Services)	101,567	2,156
Spirax-Sarco Engineering PLC (Machinery)	29,425	2,697
Unilever PLC (Personal Care Products)	130,209	7,705
Weir Group PLC (Machinery)	109,838	4,036
Total United Kingdom		145,840
Japan—9.1%
ABC-Mart, Inc. (Specialty Retail)	95,300	1,890
ASICS Corporation (Textiles, Apparel & Luxury Goods)	267,500	7,004
BayCurrent Consulting, Inc. (Professional Services)	60,100	3,536
Bridgestone Corporation (Auto Components)	109,400	5,066
Daifuku Co. Ltd. (Machinery)	181,300	5,815
Disco Corp. (Semiconductors & Semiconductor Equipment)	16,500	5,189
Hoya Corp. (Health Care Equipment & Supplies)	75,000	10,384
Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	108,000	1,912
Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	201,000	2,551
Keyence Corp. (Electronic Equipment, Instruments & Components)	13,200	4,925
Kurita Water Industries Ltd. (Machinery)	52,700	1,799
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	172,900	$3,512
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	258,300	3,766
	Nintendo Co., Ltd. (Entertainment)	104,100	9,014
	Nomura Research Institute Ltd. (IT Services)	92,000	3,529
	Pan Pacific International Holdings Corp. (Broadline Retail)	1,109,000	7,312
*	Rakuten Bank Ltd. (Banks)	75,900	4,244
	Sanwa Holdings Corporation (Building Products)	134,000	3,838
	Shimamura Co. Ltd. (Specialty Retail)	24,600	1,645
	Sumitomo Mitsui Financial Group, Inc. (Banks)	571,200	16,130
	Tokio Marine Holdings, Inc. (Insurance)	287,000	12,166
	Total Japan		115,227
	Western Hemisphere—5.5%
	Bermuda—0.6%
	Arch Capital Group Ltd.† (Insurance)	85,893	7,793
	Canada—4.9%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	9,678	1,632
	Brookfield Asset Management Ltd. (Capital Markets)	170,585	9,713
	Canadian Pacific Kansas City Ltd. (Road & Rail)	79,790	5,943
	Intact Financial Corp. (Insurance)	40,710	7,921
	Lundin Gold Inc. (Metals & Mining)	56,454	3,658
*	MDA Space Ltd. (Aerospace & Defense)	72,870	1,815
	Parkland Corp. (Oil, Gas & Consumable Fuels)	103,985	2,877
	Royal Bank of Canada (Banks)	74,123	10,925
	Toromont Industries Ltd. (Trading Companies & Distributors)	64,433	7,154
	WSP Global Inc. (Construction & Engineering)	47,634	9,361
			60,999
	Total Western Hemisphere		68,792
	Emerging Latin America—3.2%
	Brazil—2.4%
	Banco BTG Pactual SA (Capital Markets)	668,100	6,058
	Embraer S.A. (Aerospace & Defense)	213,600	3,222
*	MercadoLibre, Inc. (Broadline Retail)	3,666	8,567
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
*	NU Holdings Ltd. (Banks)	422,612	$6,766
	XP Inc. (Capital Markets)	331,969	6,238
			30,851
	Mexico—0.5%
	Arca Continental S.A.B. de C.V. (Beverages)	165,100	1,734
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	150,300	1,940
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation Infrastructure)	7,761	2,509
			6,183
	Peru—0.3%
	Credicorp Ltd.† (Banks)	13,814	3,679
	Total Emerging Latin America		40,713
	Emerging Europe, Mid-East, Africa—3.1%
	Poland—0.2%
	LPP SA (Textiles, Apparel & Luxury Goods)	357	1,736
	South Africa—2.0%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	181,670	4,547
	Capitec Bank Holdings Ltd. (Banks)	15,748	3,168
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	93,319	1,905
	FirstRand Limited (Diversified Financial Services)	1,146,207	5,154
	Gold Fields Limited (Metals & Mining)	157,088	6,632
	MTN Group Limited (Wireless Telecommunication Services)	468,238	3,931
			25,337
	United Arab Emirates—0.9%
	Aldar Properties PJSC (Real Estate Management & Development)	784,830	2,026
	Emaar Development PJSC (Real Estate Management & Development)	618,243	2,264
	Emaar Properties PJSC (Real Estate Management & Development)	1,236,485	4,393
	Emirates NBD Bank PJSC (Banks)	431,773	2,856
			11,539
	Total Emerging Europe, Mid-East, Africa		38,612
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia Ex-Japan—3.0%
Australia—1.2%
Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	98,145	$4,545
Pro Medicus Ltd. (Health Care Technology)	18,587	3,791
QBE Insurance Group Limited (Insurance)	274,218	3,736
Steadfast Group Ltd. (Insurance)	755,635	2,965
		15,037
Hong Kong—1.5%
AIA Group Ltd. (Insurance)	939,000	9,008
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	184,200	10,462
		19,470
Singapore—0.3%
DBS Group Holdings Ltd. (Banks)	98,910	3,922
Total Asia Ex-Japan		38,429
Total Common Stocks—98.9% (cost $911,810)		1,250,464

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $9,473, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $9,663	$9,473	9,473
Total Repurchase Agreements—0.7% (cost $9,473)		9,473
Total Investments—99.6% (cost $921,283)		1,259,937
Cash and other assets, less liabilities—0.4%		4,860
Net Assets—100.0%		$1,264,797

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,245,892	$4,572	$—	$1,250,464
Repurchase Agreements	—	9,473	—	9,473
Total Investments in Securities	$1,245,892	$14,045	$—	$1,259,937
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—37.8%
	Austria—0.9%
	Erste Group Bank AG (Banks)	86,990	$8,497
	Belgium—0.8%
	D'ieteren Group (Distributors)	10,116	1,891
	UCB SA (Pharmaceuticals)	20,024	5,524
			7,415
	Denmark—1.1%
	DSV AS (Air Freight & Logistics)	36,048	7,169
	Novonesis Novozymes B (Chemicals)	62,859	3,847
			11,016
	Finland—0.5%
	Metso OYJ (Machinery)	258,112	3,541
	Valmet OYJ (Machinery)	41,761	1,387
			4,928
	France—6.9%
	Airbus SE (Aerospace & Defense)	31,415	7,281
	Compagnie de Saint-Gobain (Building Products)	59,704	6,425
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	3,022	7,391
	Legrand (Electrical Equipment)	44,701	7,379
	Safran SA (Aerospace & Defense)	30,892	10,884
	Schneider Electric SE (Electrical Equipment)	29,802	8,313
	Thales SA (Aerospace & Defense)	17,852	5,588
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	47,320	2,874
	Vinci SA (Construction & Engineering)	55,958	7,749
	VusionGroup (Electronic Equipment, Instruments & Components)	9,354	2,800
			66,684
	Germany—7.1%
	Allianz SE (Insurance)	8,693	3,648
*	AUTO1 Group SE (Specialty Retail)	51,892	1,767
	CTS Eventim AG & Co. KGaA (Entertainment)	48,410	4,740
	Deutsche Post AG (Air Freight & Logistics)	79,458	3,539
	flatexDEGIRO AG (Capital Markets)	55,523	1,817
	Hannover Rueck SE (Insurance)	12,576	3,789
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Heidelberg Materials AG (Construction Materials)	29,241	$6,576
	MTU Aero Engines AG (Aerospace & Defense)	20,073	9,212
	Nemetschek SE (Software)	20,300	2,641
	RENK Group AG (Machinery)	31,272	3,216
	Rheinmetall AG (Aerospace & Defense)	2,607	6,074
	SAP SE (Software)	49,306	13,193
	Scout24 SE (Interactive Media & Services)	28,139	3,522
*	Siemens Energy AG (Electrical Equipment)	41,885	4,889
			68,623
	Ireland—2.3%
	AIB Group PLC (Banks)	695,401	6,299
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	9,792	2,487
	Kingspan Group PLC (Building Products)	79,040	6,570
	Linde PLC† (Chemicals)	14,908	7,081
			22,437
	Italy—5.2%
	Azimut Holding SpA (Capital Markets)	74,947	2,898
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	30,468	3,327
	Enel SpA (Electric Utilities)	497,874	4,715
	Ferrari NV† (Automobiles)	14,973	7,265
	Intesa Sanpaolo S.p.A (Banks)	1,337,167	8,813
	Italgas S.p.A. (Gas Utilities)	436,319	4,013
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	87,404	2,352
	Saipem S.p.A. (Energy Equipment & Services)	882,686	2,546
	UniCredit S.p.A. (Banks)	182,400	13,806
			49,735
	Luxembourg—0.4%
	CVC Capital Partners PLC (Capital Markets)	241,781	4,207
	Netherlands—3.0%
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	12,559	7,532
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	11,115	10,806
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	21,728	$3,236
	Euronext NV (Capital Markets)	28,030	4,192
*	Nebius Group N.V. (Software)	25,526	2,866
			28,632
	Norway—0.5%
	Gjensidige Forsikring ASA (Insurance)	56,144	1,646
	Telenor ASA (Diversified Telecommunication Services)	180,934	2,999
			4,645
	Spain—3.4%
	Aena S.M.E. SA (Transportation Infrastructure)	130,489	3,565
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	697,707	13,385
	Bankinter SA (Banks)	355,550	5,596
	Iberdrola, S.A. (Electric Utilities)	531,789	10,055
			32,601
	Sweden—2.5%
	Atlas Copco AB (Machinery)	404,756	6,832
	Beijer Ref AB (Trading Companies & Distributors)	308,757	4,810
	Hemnet Group AB (Interactive Media & Services)	75,520	1,900
	Indutrade AB (Machinery)	67,198	1,540
*	Spotify Technology S.A. (Entertainment)	10,903	7,610
	Sweco AB (Construction & Engineering)	69,365	1,155
			23,847
	Switzerland—3.2%
	Galenica AG (Health Care Providers & Services)	25,480	2,769
	Garrett Motion, Inc. (Auto Components)	185,721	2,529
	Lonza Group AG (Life Sciences Tools & Services)	17,515	11,600
	Sandoz Group AG (Pharmaceuticals)	134,951	7,996
	Siegfried Holding AG (Life Sciences Tools & Services)	19,290	1,922
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	62,799	1,689
	VAT Group AG (Machinery)	7,324	2,893
			31,398
	Total Europe Ex-U.K.		364,665
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—25.7%
	China—7.2%
	Airtac International Group (Machinery)	55,204	$1,364
	Alibaba Group Holding Ltd. (Broadline Retail)	700,400	15,931
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	298,800	3,077
	Geely Automobile Holdings Limited (Automobiles)	1,954,000	4,909
	PICC Property and Casualty Company Limited (Insurance)	1,700,000	3,836
	Tencent Holdings Ltd. (Interactive Media & Services)	379,600	32,341
	Tencent Music Entertainment Group—ADR (Entertainment)	114,112	2,663
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	726,000	5,038
			69,159
	India—5.7%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	17,224	1,442
	Bharat Electronics Ltd. (Aerospace & Defense)	662,421	3,013
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	312,161	6,620
	Dixon Technologies India Ltd. (Household Durables)	11,782	2,170
	Eicher Motors Limited (Automobiles)	36,347	2,870
	HDFC Bank Ltd. (Banks)	660,454	7,085
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	54,735	2,926
	ICICI Bank Ltd. (Banks)	458,670	6,968
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	296,149	2,404
	InterGlobe Aviation Ltd. (Airlines)	49,259	3,102
	Macrotech Developers Ltd. (Real Estate Management & Development)	135,573	1,743
	Mahindra & Mahindra Ltd. (Automobiles)	120,330	4,655
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	12,165	1,139
	Maruti Suzuki India Limited (Automobiles)	21,605	3,902
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	172,222	2,172
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	685,885	2,517
			54,728
	Indonesia—2.5%
	Bank Central Asia Tbk. PT (Banks)	14,447,130	6,610
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—(continued)
*	Grab Holdings Limited (Road & Rail)	745,144	$4,486
*	Sea Ltd.—ADR (Entertainment)	74,474	13,311
			24,407
	South Korea—1.9%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	29,446	3,261
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	61,136	15,142
			18,403
	Taiwan—8.0%
	Accton Technology Corp. (Communications Equipment)	173,000	5,932
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	86,000	2,768
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	174,000	4,876
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	21,000	1,388
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,719,000	12,183
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	19,000	2,051
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	105,000	4,530
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	155,252	43,360
			77,088
	Thailand—0.4%
*	Fabrinet (Electronic Equipment, Instruments & Components)	9,541	3,479
	Total Emerging Asia		247,264
	United Kingdom—11.5%
	3i Group PLC (Capital Markets)	299,537	16,472
	Allfunds Group PLC (Capital Markets)	236,269	1,760
	BAE Systems PLC (Aerospace & Defense)	407,376	11,281
	Barclays PLC (Banks)	1,130,757	5,773
	Beazley PLC (Insurance)	358,777	4,376
	BT Group PLC (Diversified Telecommunication Services)	1,703,002	4,378
Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—(continued)
Coca-Cola Europacific Partners PLC (Beverages)	50,535	$4,569
Compass Group PLC (Hotels, Restaurants & Leisure)	224,750	7,644
Diploma PLC (Trading Companies & Distributors)	101,472	7,240
Experian PLC (Professional Services)	145,323	7,274
Halma PLC (Electronic Equipment, Instruments & Components)	197,994	9,187
Hill & Smith PLC (Metals & Mining)	43,848	1,206
Intermediate Capital Group PLC (Capital Markets)	134,924	4,039
London Stock Exchange Group PLC (Capital Markets)	94,418	10,814
Rotork PLC (Machinery)	548,838	2,502
Softcat PLC (IT Services)	76,747	1,629
Spirax-Sarco Engineering PLC (Machinery)	22,235	2,038
Unilever PLC (Personal Care Products)	99,307	5,877
Weir Group PLC (Machinery)	83,771	3,078
Total United Kingdom		111,137
Japan—9.1%
ABC-Mart, Inc. (Specialty Retail)	72,000	1,428
ASICS Corporation (Textiles, Apparel & Luxury Goods)	204,000	5,341
BayCurrent Consulting, Inc. (Professional Services)	45,800	2,694
Bridgestone Corporation (Auto Components)	83,300	3,857
Daifuku Co. Ltd. (Machinery)	138,200	4,432
Disco Corp. (Semiconductors & Semiconductor Equipment)	12,500	3,931
Hoya Corp. (Health Care Equipment & Supplies)	57,200	7,920
Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	81,600	1,445
Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	151,800	1,927
Keyence Corp. (Electronic Equipment, Instruments & Components)	10,100	3,769
Kurita Water Industries Ltd. (Machinery)	39,900	1,362
MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	131,900	2,679
MonotaRO Co. Ltd. (Trading Companies & Distributors)	197,000	2,872
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Nintendo Co., Ltd. (Entertainment)	79,400	$6,875
	Nomura Research Institute Ltd. (IT Services)	70,100	2,689
	Pan Pacific International Holdings Corp. (Broadline Retail)	844,000	5,565
*	Rakuten Bank Ltd. (Banks)	58,000	3,243
	Sanwa Holdings Corporation (Building Products)	101,500	2,907
	Shimamura Co. Ltd. (Specialty Retail)	18,600	1,244
	Sumitomo Mitsui Financial Group, Inc. (Banks)	435,100	12,287
	Tokio Marine Holdings, Inc. (Insurance)	218,700	9,271
	Total Japan		87,738
	Western Hemisphere—5.4%
	Bermuda—0.6%
	Arch Capital Group Ltd. (Insurance)	65,509	5,943
	Canada—4.8%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	7,314	1,234
	Brookfield Asset Management Ltd. (Capital Markets)	130,101	7,408
	Canadian Pacific Kansas City Ltd. (Road & Rail)	60,854	4,533
	Intact Financial Corp. (Insurance)	31,048	6,041
	Lundin Gold Inc. (Metals & Mining)	43,007	2,786
*	MDA Space Ltd. (Aerospace & Defense)	55,063	1,371
	Parkland Corp. (Oil, Gas & Consumable Fuels)	78,574	2,174
	Royal Bank of Canada (Banks)	56,532	8,332
	Toromont Industries Ltd. (Trading Companies & Distributors)	49,142	5,456
	WSP Global Inc. (Construction & Engineering)	36,330	7,140
			46,475
	Total Western Hemisphere		52,418
	Emerging Latin America—3.2%
	Brazil—2.4%
	Banco BTG Pactual SA (Capital Markets)	509,500	4,620
	Embraer S.A. (Aerospace & Defense)	162,900	2,458
*	MercadoLibre, Inc. (Broadline Retail)	2,796	6,534
*	NU Holdings Ltd. (Banks)	322,865	5,169
	XP Inc. (Capital Markets)	253,182	4,757
			23,538
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Latin America—(continued)
Mexico—0.5%
Arca Continental S.A.B. de C.V. (Beverages)	124,800	$1,311
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	113,600	1,466
Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation Infrastructure)	5,864	1,896
		4,673
Peru—0.3%
Credicorp Ltd.† (Banks)	10,536	2,806
Total Emerging Latin America		31,017
Emerging Europe, Mid-East, Africa—3.1%
Poland—0.2%
LPP SA (Textiles, Apparel & Luxury Goods)	270	1,313
South Africa—2.0%
Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	138,556	3,468
Capitec Bank Holdings Ltd. (Banks)	12,011	2,416
Clicks Group Ltd. (Consumer Staples Distribution & Retail)	70,515	1,439
FirstRand Limited (Diversified Financial Services)	874,172	3,931
Gold Fields Limited (Metals & Mining)	119,806	5,058
MTN Group Limited (Wireless Telecommunication Services)	357,061	2,998
		19,310
United Arab Emirates—0.9%
Aldar Properties PJSC (Real Estate Management & Development)	593,042	1,531
Emaar Development PJSC (Real Estate Management & Development)	471,475	1,727
Emaar Properties PJSC (Real Estate Management & Development)	942,950	3,350
Emirates NBD Bank PJSC (Banks)	326,255	2,158
		8,766
Total Emerging Europe, Mid-East, Africa		29,389
Asia Ex-Japan—3.0%
Australia—1.2%
Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	74,853	3,466
Pro Medicus Ltd. (Health Care Technology)	14,176	2,892
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia Ex-Japan—(continued)
Australia—(continued)
QBE Insurance Group Limited (Insurance)	209,141	$2,850
Steadfast Group Ltd. (Insurance)	576,306	2,261
		11,469
Hong Kong—1.5%
AIA Group Ltd. (Insurance)	716,000	6,868
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	140,400	7,975
		14,843
Singapore—0.3%
DBS Group Holdings Ltd. (Banks)	75,560	2,996
Total Asia Ex-Japan		29,308
Total Common Stocks—98.8% (cost $703,420)		952,936

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $12,266, collateralized by U.S. Treasury Bond, 4.750%, due 11/15/2043, valued at $12,511	$12,266	12,266
Total Repurchase Agreements—1.3% (cost $12,266)		12,266
Total Investments—100.1% (cost $715,686)		965,202
Liabilities, plus cash and other assets—(0.1)%		(1,101)
Net Assets—100.0%		$964,101

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$949,457	$3,479	$—	$952,936
Repurchase Agreements	—	12,266	—	12,266
Total Investments in Securities	$949,457	$15,745	$—	$965,202
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—38.0%
	Belgium—1.2%
	D'ieteren Group (Distributors)	9,355	$1,749
	Denmark—0.4%
	INVISIO AB (Aerospace & Defense)	19,486	652
	Finland—0.9%
	Puuilo OYJ (Broadline Retail)	76,124	1,326
	France—2.6%
	Dassault Aviation SA (Aerospace & Defense)	6,352	2,122
	VusionGroup (Electronic Equipment, Instruments & Components)	6,328	1,895
			4,017
	Germany—5.9%
	Atoss Software SE (Software)	4,246	548
*	AUTO1 Group SE (Specialty Retail)	33,987	1,157
	CTS Eventim AG & Co. KGaA (Entertainment)	21,034	2,060
	Eckert & Ziegler SE (Health Care Equipment & Supplies)	33,006	690
	flatexDEGIRO AG (Capital Markets)	71,333	2,335
	HENSOLDT AG (Aerospace & Defense)	14,281	1,849
*	Innoscripta SE (Software)	2,587	357
			8,996
	Israel—1.4%
*	Cellebrite DI Ltd. (Software)	49,222	912
	Next Vision Stabilized Systems Ltd. (Electronic Equipment, Instruments & Components)	26,717	1,210
			2,122
	Italy—6.4%
	Ariston Holding NV (Building Products)	63,097	311
	Azimut Holding SpA (Capital Markets)	53,970	2,087
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	17,271	1,886
	Carel Industries SpA (Building Products)	42,602	1,118
	Italgas S.p.A. (Gas Utilities)	88,116	810
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	31,104	837
	Saipem S.p.A. (Energy Equipment & Services)	227,854	657
	SOL SpA (Chemicals)	32,926	1,960
			9,666
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Jersey—2.0%
	JTC PLC (Capital Markets)	122,916	$2,179
*	Rosebank Industries PLC (Industrial Conglomerates)	171,150	835
			3,014
	Norway—2.1%
	Europris ASA (Broadline Retail)	81,783	829
	Gjensidige Forsikring ASA (Insurance)	55,047	1,614
	Vend Marketplaces ASA (Interactive Media & Services)	20,155	717
			3,160
	Sweden—9.8%
	AQ Group AB (Electrical Equipment)	54,200	1,036
	Beijer Ref AB (Trading Companies & Distributors)	107,706	1,678
*	BoneSupport Holding AB (Biotechnology)	44,804	1,389
	Bufab AB (Trading Companies & Distributors)	182,549	1,713
*	Dynavox Group AB (Technology Hardware, Storage & Peripherals)	57,767	701
	Hemnet Group AB (Interactive Media & Services)	75,257	1,893
*	Karnov Group AB (Interactive Media & Services)	64,808	775
	Lagercrantz Group AB (Electronic Equipment, Instruments & Components)	48,531	1,044
	Lifco AB (Industrial Conglomerates)	22,034	744
*	MedCap AB (publ) (Life Sciences Tools & Services)	10,520	631
	Mildef Group AB (Aerospace & Defense)	60,545	1,307
*	NOBA Bank Group AB (Banks)	15,350	153
	RaySearch Laboratories AB (Health Care Technology)	37,621	1,007
	Sectra AB (Health Care Technology)	23,852	791
			14,862
	Switzerland—5.3%
	Galenica AG (Health Care Providers & Services)	13,983	1,520
	Garrett Motion, Inc. (Auto Components)	47,941	653
	Kardex Holding AG (Machinery)	6,127	2,378
	Medacta Group SA (Health Care Equipment & Supplies)	5,310	973
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Switzerland—(continued)
	Siegfried Holding AG (Life Sciences Tools & Services)	10,018	$998
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	58,602	1,576
			8,098
	Total Europe Ex-U.K.		57,662
	Japan—15.3%
	ABC-Mart, Inc. (Specialty Retail)	68,900	1,367
	AZ-COM MARUWA Holdings, Inc. (Air Freight & Logistics)	65,500	473
	BayCurrent Consulting, Inc. (Professional Services)	33,600	1,977
	Canon Marketing Japan Inc. (Electronic Equipment, Instruments & Components)	39,300	1,592
	Fukuoka Financial Group, Inc. (Banks)	40,100	1,203
	Integral Corporation (Capital Markets)	39,800	1,005
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	88,000	1,558
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	177,200	2,249
	Lifedrink Co., Inc. (Beverages)	56,800	874
	OBIC Business Consultants Co. Ltd. (Software)	39,500	2,431
	Oracle Corporation Japan (Software)	18,700	1,909
*	Rakuten Bank Ltd. (Banks)	50,500	2,824
	Sanwa Holdings Corporation (Building Products)	38,600	1,106
	Shimamura Co. Ltd. (Specialty Retail)	20,400	1,364
	SIGMAXYZ Holdings, Inc. (Professional Services)	126,200	788
	Simplex Holdings,Inc. (IT Services)	15,700	461
	Total Japan		23,181
	Emerging Asia—13.4%
	China—3.3%
*	DPC Dash Ltd. (Hotels, Restaurants & Leisure)	74,400	832
	Eastroc Beverage Group Co. Ltd. (Beverages)	30,180	1,286
	Giant Biogene Holding Co. Ltd. (Personal Care Products)	135,800	986
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	90,500	911
	Yutong Bus Co. Ltd. (Machinery)	269,000	1,027
			5,042
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—4.1%
	AU Small Finance Bank Ltd. (Banks)	95,897	$789
	Central Depository Services India Ltd. (Capital Markets)	33,338	548
	Cholamandalam Financial Holdings Limited (Consumer Finance)	33,549	710
	Gillette India Ltd. (Personal Care Products)	6,599	703
	Home First Finance Co. India Ltd. (Diversified Financial Services)	50,137	686
*	ITC Hotels Limited (Hotels, Restaurants & Leisure)	280,580	718
	KFin Technologies Ltd. (Capital Markets)	88,212	1,051
	Sundaram Finance Ltd. (Consumer Finance)	20,875	995
			6,200
	Indonesia—0.3%
	Bank Syariah Indonesia Tbk. PT (Banks)	3,178,500	494
	South Korea—1.5%
	DB Insurance Co., Ltd. (Insurance)	8,422	831
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	4,717	706
	JB Financial Group Co. Ltd. (Banks)	47,928	784
			2,321
	Taiwan—3.7%
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,000	1,160
	Bizlink Holding Inc. (Electrical Equipment)	37,000	1,250
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	65,000	1,235
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	19,000	764
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,000	1,107
			5,516
	Thailand—0.5%
	Com7 PCL (Specialty Retail)	927,700	737
	Total Emerging Asia		20,310
	United Kingdom—10.0%
	Allfunds Group PLC (Capital Markets)	159,307	1,187
	Beazley PLC (Insurance)	162,840	1,986
	Burford Capital Ltd. (Diversified Financial Services)	43,069	513
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Diploma PLC (Trading Companies & Distributors)	18,332	$1,308
	Hill & Smith PLC (Metals & Mining)	48,433	1,332
	QinetiQ Group PLC (Aerospace & Defense)	122,700	907
	Rotork PLC (Machinery)	390,659	1,781
	Softcat PLC (IT Services)	58,787	1,247
*	Trustpilot Group PLC (Interactive Media & Services)	610,827	1,860
	Volution Group PLC (Building Products)	171,444	1,459
	XPS Pensions Group PLC (Capital Markets)	111,848	510
*	Zegona Communications PLC (Diversified Telecommunication Services)	63,939	1,058
	Total United Kingdom		15,148
	Emerging Latin America—6.5%
	Brazil—1.0%
	Cury Construtora e Incorporadora SA (Household Durables)	124,200	807
	Inter & Co, Inc. (Banks)	69,242	639
			1,446
	Mexico—4.7%
	Arca Continental S.A.B. de C.V. (Beverages)	134,800	1,416
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	43,608	1,176
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	96,500	1,245
	Grupo Aeroportuario del Sureste S.A.B. de C.V. (Transportation Infrastructure)	43,240	1,396
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	198,700	814
	Qualitas Controladora S.A.B. de C.V. (Insurance)	122,300	1,115
			7,162
	Panama—0.4%
	Banco Latinoamericano de Comercio Exterior, S.A. (Diversified Financial Services)	13,014	598
	Peru—0.4%
	Intercorp Financial Services Inc (Banks)	14,869	600
	Total Emerging Latin America		9,806
	Emerging Europe, Mid-East, Africa—5.7%
	Greece—1.1%
	JUMBO SA (Specialty Retail)	49,334	1,692
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Lithuania—1.1%
	Baltic Classifieds Group PLC (Interactive Media & Services)	402,850	$1,680
	Poland—2.3%
	Benefit Systems SA (Professional Services)	870	727
*	Dino Polska SA (Consumer Staples Distribution & Retail)	67,431	812
	LPP SA (Textiles, Apparel & Luxury Goods)	124	603
*	Zabka Group (Consumer Staples Distribution & Retail)	203,544	1,313
			3,455
	South Africa—0.7%
	OUTsurance Group Ltd. (Insurance)	252,057	1,046
	Turkey—0.5%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	160,190	828
	Total Emerging Europe, Mid-East, Africa		8,701
	Asia Ex-Japan—4.9%
	Australia—4.1%
*	Catapult Group International Ltd. (Software)	353,908	1,611
*	DroneShield Limited (Aerospace & Defense)	165,076	509
	Pro Medicus Ltd. (Health Care Technology)	9,541	1,946
*	Qoria Limited (Software)	1,610,626	773
	Steadfast Group Ltd. (Insurance)	362,130	1,421
			6,260
	New Zealand—0.5%
*	Gentrack Group Ltd. (Software)	118,695	697
	Singapore—0.3%
	Sheng Siong Group Ltd. (Consumer Staples Distribution & Retail)	336,300	542
	Total Asia Ex-Japan		7,499
	Western Hemisphere—4.7%
	Canada—4.7%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	8,108	1,368
	Definity Financial Corp. (Insurance)	35,552	1,827
	Exchange Income Corporation (Airlines)	12,914	674
*	MDA Space Ltd. (Aerospace & Defense)	29,834	743
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Western Hemisphere—(continued)
Canada—(continued)
North West Co., Inc. (Consumer Staples Distribution & Retail)	51,239	$1,761
Parkland Corp. (Oil, Gas & Consumable Fuels)	28,352	784
Total Western Hemisphere		7,157
Total Common Stocks—98.5% (cost $113,749)		149,464

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $2,146, collateralized by U.S. Treasury Bond, 4.750%, due 11/15/2043, valued at $2,189	$2,146	2,146
Total Repurchase Agreements—1.4% (cost $2,146)		2,146
Total Investments—99.9% (cost $115,895)		151,610
Cash and other assets, less liabilities—0.1%		170
Net Assets—100.0%		$151,780

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$148,727	$737	$—	$149,464
Repurchase Agreements	—	2,146	—	2,146
Total Investments in Securities	$148,727	$2,883	$—	$151,610
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—76.4%
	China—26.4%
	Alibaba Group Holding Ltd. (Broadline Retail)	178,228	$4,054
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	70,400	846
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	48,420	2,731
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	215,300	2,217
	Huaming Power Equipment Co. Ltd. (Machinery)	454,760	1,264
	NetEase, Inc. (Entertainment)	91,700	2,790
	Tencent Holdings Ltd. (Interactive Media & Services)	106,000	9,031
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	31,350	2,401
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	208,000	2,093
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	134,600	934
			28,361
	India—17.4%
	Bajaj Finance Limited (Consumer Finance)	133,439	1,501
	Bharat Electronics Ltd. (Aerospace & Defense)	388,878	1,768
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	145,117	1,213
	Eicher Motors Limited (Automobiles)	16,675	1,316
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	1,078,280	1,058
	HDFC Bank Ltd. (Banks)	239,575	2,570
	ICICI Bank Ltd. (Banks)	96,819	1,471
	InterGlobe Aviation Ltd. (Airlines)	22,118	1,393
	Macrotech Developers Ltd. (Real Estate Management & Development)	103,302	1,328
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	19,348	1,811
	Marico Limited (Food Products)	151,833	1,192
	Pidilite Industries Ltd. (Chemicals)	57,652	952
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	311,665	1,144
			18,717
	Indonesia—5.8%
	Bank Central Asia Tbk. PT (Banks)	4,231,400	1,936
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—(continued)
*	Grab Holdings Limited (Road & Rail)	340,957	$2,053
*	Sea Ltd.—ADR (Entertainment)	12,395	2,215
			6,204
	South Korea—8.0%
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	5,246	785
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	2,391	1,699
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	35,555	2,126
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	16,254	4,026
			8,636
	Taiwan—18.8%
	Accton Technology Corp. (Communications Equipment)	36,000	1,235
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,000	994
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	495,000	3,508
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	169,000	7,236
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	23,747	6,632
	Voltronic Power Technology Corp. (Electrical Equipment)	21,000	639
			20,244
	Total Emerging Asia		82,162
	Emerging Latin America—11.8%
	Brazil—7.9%
	Embraer S.A. (Aerospace & Defense)	68,700	1,036
	Itau Unibanco Holding SA—ADR (Banks)	284,435	2,088
*	MercadoLibre, Inc. (Broadline Retail)	810	1,893
*	NU Holdings Ltd. (Banks)	171,685	2,749
	WEG SA (Electrical Equipment)	101,200	696
			8,462
	Mexico—2.3%
*	BBB Foods, Inc. (Consumer Staples Distribution & Retail)	22,813	615
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—(continued)
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	106,100	$1,066
	Wal-Mart de Mexico S.A.B. de C.V. (Consumer Staples Distribution & Retail)	252,300	779
			2,460
	Peru—1.6%
	Credicorp Ltd.† (Banks)	6,449	1,717
	Total Emerging Latin America		12,639
	Emerging Europe, Mid-East, Africa—9.1%
	Greece—0.9%
	Eurobank Ergasias Services & Holdings SA (Banks)	252,468	973
	Poland—1.9%
	PKO Bank Polski S.A. (Banks)	57,798	1,121
*	Zabka Group (Consumer Staples Distribution & Retail)	137,796	889
			2,010
	South Africa—3.9%
	Capitec Bank Holdings Ltd. (Banks)	4,895	985
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	49,973	1,020
	FirstRand Limited (Diversified Financial Services)	286,704	1,289
	Gold Fields Limited (Metals & Mining)	22,208	937
			4,231
	United Arab Emirates—2.4%
	Aldar Properties PJSC (Real Estate Management & Development)	607,815	1,569
	Emirates NBD Bank PJSC (Banks)	153,381	1,014
			2,583
	Total Emerging Europe, Mid-East, Africa		9,797
Issuer	Shares	Value
Common Stocks—(continued)
Asia Ex-Japan—1.8%
Hong Kong—1.8%
AIA Group Ltd. (Insurance)	195,000	$1,870
Total Common Stocks—99.1% (cost $76,544)		106,468
Total Investments—99.1% (cost $76,544)		106,468
Cash and other assets, less liabilities—0.9%		1,018
Net Assets—100.0%		$107,486

ADR	American Depositary Receipt

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$106,468	$—	$—	$106,468
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—79.1%
	China—24.0%
	Alibaba Group Holding Ltd. (Broadline Retail)	2,264,100	$51,497
*	BeOne Medicines Ltd (Biotechnology)	147,300	3,884
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	140,071	7,899
	East Money Information Co.,Ltd. (Capital Markets)	746,600	2,841
	Eastroc Beverage Group Co. Ltd. (Beverages)	101,340	4,319
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	67,700	3,474
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	595,900	6,137
	Gambol Pet Group Co., Ltd. (Food Products)	191,900	2,529
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	726,000	3,364
*	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	447,800	5,110
	Mao Geping Cosmetics CO.,LTD. (Personal Care Products)	139,900	1,864
	Meitu, Inc. (Interactive Media & Services)	2,689,500	3,204
	Midea Group Co., Ltd. (Household Durables)	243,900	2,578
	NetEase, Inc. (Entertainment)	541,300	16,471
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	474,200	2,981
	Tencent Holdings Ltd. (Interactive Media & Services)	920,860	78,455
	Tencent Music Entertainment Group—ADR (Entertainment)	446,716	10,426
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	116,400	8,915
	Victory Giant Technology (HuiZhou) Co., Ltd. (Electronic Equipment, Instruments & Components)	101,335	4,059
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	368,050	3,793
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	359,800	5,488
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	407,500	4,100
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	1,737,800	12,059
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Yutong Bus Co. Ltd. (Machinery)	676,600	$2,583
	Zhongji Innolight Co. Ltd. (Communications Equipment)	76,300	4,321
			252,351
	India—14.9%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	56,767	4,754
	Bajaj Finance Limited (Consumer Finance)	1,238,954	13,940
	Bharat Electronics Ltd. (Aerospace & Defense)	1,950,530	8,871
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	563,933	11,960
	Central Depository Services India Ltd. (Capital Markets)	152,246	2,503
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	350,186	2,926
	Divi's Laboratories Limited (Life Sciences Tools & Services)	33,472	2,146
	Dixon Technologies India Ltd. (Household Durables)	18,353	3,381
	Eicher Motors Limited (Automobiles)	65,756	5,192
	GE T&D India Ltd. (Electrical Equipment)	138,078	4,594
	HDFC Asset Management Co. Ltd. (Capital Markets)	76,104	4,735
	HDFC Bank Ltd. (Banks)	1,498,052	16,071
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	126,834	6,781
	Hitachi Energy India Ltd. (Electrical Equipment)	12,719	2,579
	ICICI Bank Ltd. (Banks)	1,221,869	18,563
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	893,975	7,256
	InterGlobe Aviation Ltd. (Airlines)	108,495	6,832
	KFin Technologies Ltd. (Capital Markets)	216,973	2,585
	Macrotech Developers Ltd. (Real Estate Management & Development)	192,540	2,475
	Mahindra & Mahindra Ltd. (Automobiles)	199,231	7,708
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	38,109	3,567
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	369,540	4,661
	Pidilite Industries Ltd. (Chemicals)	62,508	1,032
	TVS Motor Co. Ltd. (Automobiles)	124,459	4,830
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	UNO Minda Ltd. (Auto Components)	237,436	$3,474
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	1,011,102	3,710
			157,126
	Indonesia—4.2%
	Bank Central Asia Tbk. PT (Banks)	22,489,695	10,290
*	Grab Holdings Limited (Road & Rail)	1,304,946	7,856
*	Sea Ltd.—ADR (Entertainment)	145,385	25,984
			44,130
	Philippines—1.0%
	BDO Unibank, Inc. (Banks)	2,086,149	4,764
	International Container Terminal Services, Inc. (Transportation Infrastructure)	656,940	5,323
			10,087
	South Korea—11.3%
*	Coupang, Inc. (Broadline Retail)	204,745	6,593
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	13,749	10,848
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	15,770	6,541
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	24,157	3,616
	Hyosung Heavy Industries Corporation (Electrical Equipment)	5,199	4,965
	Hyundai Rotem Company (Machinery)	40,278	6,287
	IsuPetasys Co., Ltd. (Electronic Equipment, Instruments & Components)	66,673	3,388
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	6,241	4,435
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	399,791	23,907
	Samyangfoods Co., Ltd (Food Products)	3,799	4,140
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	179,410	44,435
			119,155
	Taiwan—23.2%
	Accton Technology Corp. (Communications Equipment)	350,000	12,000
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	158,000	5,086
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	44,300	7,340
	Bizlink Holding Inc. (Electrical Equipment)	141,968	4,798
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	190,000	$3,610
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	760,000	21,295
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	239,000	9,606
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	222,000	3,172
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	69,000	7,448
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	234,000	10,096
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	565,000	24,192
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	449,836	125,635
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	86,000	9,354
			243,632
	Thailand—0.5%
*	Fabrinet (Electronic Equipment, Instruments & Components)	13,852	5,051
	Total Emerging Asia		831,532
	Emerging Europe, Mid-East, Africa—10.9%
	Czech Republic—0.3%
	Komercni banka, a.s. (Banks)	67,911	3,403
	Greece—2.4%
	Eurobank Ergasias Services & Holdings SA (Banks)	3,308,044	12,747
	JUMBO SA (Specialty Retail)	69,610	2,388
	OPAP S.A. (Hotels, Restaurants & Leisure)	127,935	2,984
	Piraeus Financial Holdings SA (Banks)	894,376	7,575
			25,694
	Hungary—1.0%
	OTP Bank Nyrt. (Banks)	121,362	10,482
	Poland—0.3%
	PKO Bank Polski S.A. (Banks)	154,848	3,003
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Saudi Arabia—0.1%
	Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	12,257	$515
	South Africa—3.5%
	Capitec Bank Holdings Ltd. (Banks)	64,445	12,964
*	Naspers Limited (Broadline Retail)	59,778	21,650
	OUTsurance Group Ltd. (Insurance)	560,640	2,327
			36,941
	Turkey—0.6%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	1,158,002	5,988
	United Arab Emirates—2.7%
	Abu Dhabi Islamic Bank PJSC (Banks)	1,145,913	6,795
	Aldar Properties PJSC (Real Estate Management & Development)	2,840,071	7,330
	Emaar Properties PJSC (Real Estate Management & Development)	1,436,644	5,104
	Emirates NBD Bank PJSC (Banks)	683,957	4,525
	Salik Co. PJSC (Transportation Infrastructure)	2,956,128	4,837
			28,591
	Total Emerging Europe, Mid-East, Africa		114,617
	Emerging Latin America—8.1%
	Brazil—5.8%
	Banco BTG Pactual SA (Capital Markets)	910,100	8,252
	Embraer S.A. (Aerospace & Defense)	274,600	4,143
	Itau Unibanco Holding SA—ADR (Banks)	1,783,677	13,092
*	MercadoLibre, Inc. (Broadline Retail)	11,853	27,700
*	NU Holdings Ltd.† (Banks)	499,229	7,993
			61,180
	Chile—0.8%
	Banco de Chile (Banks)	20,017,723	3,040
	Falabella S.A. (Broadline Retail)	808,353	4,792
			7,832
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—0.8%
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	498,500	$5,007
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	698,404	2,860
			7,867
	Peru—0.7%
	Credicorp Ltd. (Banks)	29,302	7,802
	Total Emerging Latin America		84,681
	Asia Ex-Japan—1.4%
	Hong Kong—1.4%
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	254,600	14,461
	Western Hemisphere—0.1%
	United States—0.1%
*	Laureate Education, Inc. (Diversified Consumer Services)	40,828	1,288
	Total Common Stocks—99.6% (cost $718,206)		1,046,579
	Preferred Stocks
	Emerging Asia—0.0%
	India—0.0%
*	TVS Motor Company Limited (Automobiles)	405,972	45
	Total Preferred Stocks—0.0% (cost $0)		45

Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $3,580, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $3,651	$3,580	3,580
Total Repurchase Agreements—0.3% (cost $3,580)		3,580
Total Investments—99.9% (cost $721,786)		1,050,204
Cash and other assets, less liabilities—0.1%		819
Net Assets—100.0%		$1,051,023

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,041,528	$5,051	$—	$1,046,579
Repurchase Agreements	—	3,580	—	3,580
Preferred Stocks	—	45	—	45
Total Investments in Securities	$1,041,528	$8,676	$—	$1,050,204
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—73.4%
	India—21.4%
*	Amber Enterprises India Ltd. (Household Durables)	1,924	$176
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,992	167
	Bajaj Finance Limited (Consumer Finance)	69,419	781
	Bharat Electronics Ltd. (Aerospace & Defense)	132,774	604
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	36,661	778
	BSE Limited (Capital Markets)	7,525	173
	Coforge Limited (IT Services)	12,540	225
	Cummins India Ltd. (Machinery)	3,944	174
	Dixon Technologies India Ltd. (Household Durables)	949	175
	Eicher Motors Limited (Automobiles)	2,349	185
	GE T&D India Ltd. (Electrical Equipment)	11,379	379
	HDFC Asset Management Co. Ltd. (Capital Markets)	5,035	313
	HDFC Bank Ltd. (Banks)	104,422	1,120
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	7,993	427
	Hitachi Energy India Ltd. (Electrical Equipment)	1,007	204
	ICICI Bank Ltd. (Banks)	61,228	930
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	62,028	504
	InterGlobe Aviation Ltd. (Airlines)	7,754	488
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	2,640	210
	KFin Technologies Ltd. (Capital Markets)	13,646	163
	L&T Finance Limited (Diversified Financial Services)	65,400	184
	Macrotech Developers Ltd. (Real Estate Management & Development)	16,899	217
	Mahindra & Mahindra Ltd. (Automobiles)	13,481	522
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	1,804	169
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	25,054	316
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	33,856	185
	TVS Motor Co. Ltd. (Automobiles)	9,777	379
	UNO Minda Ltd. (Auto Components)	13,599	199
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
*	Vishal Mega Mart Limited (Broadline Retail)	105,624	$177
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	115,267	423
			10,947
	Indonesia—5.4%
	Bank Central Asia Tbk. PT (Banks)	1,126,400	515
	Bank Syariah Indonesia Tbk. PT (Banks)	1,919,500	298
*	Grab Holdings Limited (Road & Rail)	75,426	454
*	Sea Ltd.—ADR (Entertainment)	8,295	1,483
			2,750
	Malaysia—0.4%
	99 Speed Mart Retail Holdings Bhd. (Consumer Staples Distribution & Retail)	341,600	223
	Philippines—0.9%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	56,710	460
	South Korea—14.7%
*	Coupang, Inc. (Broadline Retail)	11,657	375
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	960	757
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,225	508
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	1,761	264
	Hyosung Heavy Industries Corporation (Electrical Equipment)	319	305
	Hyundai Rotem Company (Machinery)	2,007	313
	JB Financial Group Co. Ltd. (Banks)	12,371	202
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	402	286
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	25,681	1,536
	Samyangfoods Co., Ltd (Food Products)	282	307
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,916	2,704
			7,557
	Taiwan—30.0%
	Accton Technology Corp. (Communications Equipment)	19,000	651
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	5,000	161
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,700	447
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Bizlink Holding Inc. (Electrical Equipment)	10,079	$341
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	33,000	627
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	40,000	1,121
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	13,000	522
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	13,000	186
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	73,000	517
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	5,000	540
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	13,000	561
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	104,000	4,453
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	16,456	4,596
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	6,000	653
			15,376
	Thailand—0.6%
*	Fabrinet (Electronic Equipment, Instruments & Components)	862	314
	Total Emerging Asia		37,627
	Emerging Latin America—12.9%
	Brazil—8.0%
	Banco BTG Pactual SA (Capital Markets)	44,300	402
	Cury Construtora e Incorporadora SA (Household Durables)	67,500	438
	Embraer S.A. (Aerospace & Defense)	18,200	274
	Inter & Co, Inc. (Banks)	37,250	344
	Itau Unibanco Holding SA—ADR (Banks)	88,274	648
*	MercadoLibre, Inc. (Broadline Retail)	526	1,229
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
*	NU Holdings Ltd.† (Banks)	32,425	$519
	Porto Seguro S/A (Insurance)	24,300	228
			4,082
	Chile—1.2%
	Banco de Chile (Banks)	1,499,260	228
	Falabella S.A. (Broadline Retail)	63,426	376
			604
	Mexico—2.2%
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	6,789	183
	Corp. Inmobiliaria Vesta S.A.B. de C.V. (Real Estate Management & Development)	66,000	187
	Gentera S.A.B. de C.V. (Consumer Finance)	131,500	343
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	44,200	444
			1,157
	Panama—0.5%
	Banco Latinoamericano de Comercio Exterior, S.A. (Diversified Financial Services)	5,201	239
	Peru—1.0%
	Credicorp Ltd. (Banks)	1,967	524
	Total Emerging Latin America		6,606
	Emerging Europe, Mid-East, Africa—12.6%
	Greece—1.8%
	Eurobank Ergasias Services & Holdings SA (Banks)	136,836	527
	Piraeus Financial Holdings SA (Banks)	47,400	402
			929
	Hungary—1.0%
	OTP Bank Nyrt. (Banks)	5,948	514
	Poland—0.8%
	Benefit Systems SA (Professional Services)	254	212
	PKO Bank Polski S.A. (Banks)	10,891	211
			423
	South Africa—4.4%
	Capitec Bank Holdings Ltd. (Banks)	3,207	645
	MTN Group Limited (Wireless Telecommunication Services)	28,854	242
*	Naspers Limited (Broadline Retail)	2,224	806
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	OUTsurance Group Ltd. (Insurance)	88,890	$369
	We Buy Cars Holdings Ltd. (Specialty Retail)	61,172	196
			2,258
	Turkey—1.2%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	74,854	387
	BIM Birlesik Magazalar AS (Consumer Staples Distribution & Retail)	17,370	226
			613
	United Arab Emirates—3.4%
	Abu Dhabi Islamic Bank PJSC (Banks)	26,627	158
	Aldar Properties PJSC (Real Estate Management & Development)	138,186	356
	Emaar Properties PJSC (Real Estate Management & Development)	119,736	425
	Emirates NBD Bank PJSC (Banks)	34,456	228
	Parkin Company PJSC (Commercial Services & Supplies)	98,000	147
	Salik Co. PJSC (Transportation Infrastructure)	244,387	400
			1,714
	Total Emerging Europe, Mid-East, Africa		6,451
	Europe Ex-U.K.—0.5%
	Luxembourg—0.5%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	5,033	244
	Total Common Stocks—99.4% (cost $40,506)		50,928
	Preferred Stocks
	Emerging Asia—0.0%
	India—0.0%
*	TVS Motor Company Limited (Automobiles)	37,580	4
	Total Preferred Stocks—0.0% (cost $0)		4

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $435, collateralized by U.S. Treasury Bond, 4.750%, due 11/15/2043, valued at $444	$435	$435
Total Repurchase Agreements—0.9% (cost $435)		435
Total Investments—100.3% (cost $40,941)		51,367
Liabilities, plus cash and other assets—(0.3)%		(129)
Net Assets—100.0%		$51,238

ADR	American Depositary Receipt

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$50,614	$314	$—	$50,928
Repurchase Agreements	—	435	—	435
Preferred Stocks	—	4	—	4
Total Investments in Securities	$50,614	$753	$—	$51,367
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—66.7%
	China—16.9%
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	70,240	$2,640
*	Beijing Geekplus Technology Co., Ltd. (Machinery)	1,526,000	5,785
	Chow Tai Fook Jewellery Group Limited (Specialty Retail)	1,441,800	2,883
*	Duality Biotherapeutics, Inc. (Biotechnology)	37,400	1,747
	Guangzhou Ruoyuchen Tech. Co.,Ltd. (Consumer Staples Distribution & Retail)	336,980	2,033
	Guizhou Chanhen Chemical Corporation (Chemicals)	680,900	2,795
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	210,000	973
	Huaxi Securities Co., Ltd. (Capital Markets)	2,117,600	3,051
	Mongolia Xingye Silver&tin Mining Co., Ltd. (Metals & Mining)	568,400	2,623
*	NetEase Cloud Music Inc. (Entertainment)	85,450	2,853
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	948,100	5,960
*	Newborn Town Inc. (Interactive Media & Services)	1,470,000	2,465
	Ruijie Networks Co., Ltd. (Communications Equipment)	244,800	3,071
	Shanghai Chicmax Cosmetics Co., Ltd. (Personal Care Products)	298,100	3,699
	Shanghai Conant Optical Co., Ltd. (Health Care Equipment & Supplies)	358,500	1,906
*	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. (Biotechnology)	15,000	991
*	UP Fintech Holding Limited—ADR (Capital Markets)	132,595	1,415
*	VNET Group, Inc.—ADR (IT Services)	576,181	5,952
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	716,000	7,204
	Yutong Bus Co. Ltd. (Machinery)	482,400	1,841
	Zhejiang Sanmei Chemical Industry Co., Ltd. (Chemicals)	255,000	2,104
			63,991
	India—18.8%
	360 ONE WAM Ltd. (Capital Markets)	149,150	1,723
*	Affle 3I Limited (Media)	59,481	1,303
*	Amber Enterprises India Ltd. (Household Durables)	23,758	2,173
	Anant Raj Limited (Real Estate Management & Development)	345,052	2,705
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
*	Anthem Biosciences Limited (Life Sciences Tools & Services)	374,515	$3,210
*	Cartrade Tech Limited (Specialty Retail)	76,424	2,109
*	Chalet Hotels Ltd. (Hotels, Restaurants & Leisure)	252,474	2,706
	Fortis Healthcare Limited (Health Care Providers & Services)	424,711	4,639
	GE T&D India Ltd. (Electrical Equipment)	194,749	6,480
	Hitachi Energy India Ltd. (Electrical Equipment)	10,553	2,139
*	ITC Hotels Limited (Hotels, Restaurants & Leisure)	1,365,031	3,495
	J.K. Cement Limited (Construction Materials)	52,982	3,762
	Karur Vysya Bank Ltd. (Banks)	1,802,807	4,264
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	38,802	3,086
*	Krishna Institute of Medical Sciences Limited (Health Care Providers & Services)	170,343	1,343
	Nippon Life India Asset Management Limited (Capital Markets)	198,148	1,921
*	Oswal Pumps Limited (Machinery)	136,823	1,112
	Quality Power Electrical Equipments Limited (Electrical Equipment)	313,483	3,778
	Radico Khaitan Ltd. (Beverages)	55,603	1,808
*	SAI Life Sciences Limited (Life Sciences Tools & Services)	221,178	2,151
	Shaily Engineering Plastics Limited (Machinery)	105,413	2,578
	Skipper Ltd. (Construction & Engineering)	458,923	2,657
	Solar Industries India Ltd. (Chemicals)	8,108	1,219
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	596,919	3,267
*	Vishal Mega Mart Limited (Broadline Retail)	3,525,888	5,905
			71,533
	Malaysia—2.5%
	99 Speed Mart Retail Holdings Bhd. (Consumer Staples Distribution & Retail)	3,426,500	2,231
	Kelington Group Berhad (Construction & Engineering)	1,557,200	2,028
	Malayan Cement Berhad (Construction Materials)	422,800	706
	MN Holdings Berhad (Construction & Engineering)	373,200	161
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Malaysia—(continued)
	Southern Cable Group Berhad (Electrical Equipment)	5,147,600	$2,850
	Sunway Construction Group Berhad (Construction & Engineering)	1,098,700	1,579
			9,555
	Pakistan—1.3%
	Lucky Cement Limited (Construction Materials)	1,679,400	2,848
	Meezan Bank Limited (Banks)	1,429,603	2,221
			5,069
	South Korea—14.2%
	APR Co.,Ltd. (Personal Care Products)	22,127	3,943
	BNK Financial Group, Inc. (Banks)	336,525	3,500
	Coway Co., Ltd. (Household Durables)	26,190	1,839
	Hankuk Carbon Co., Ltd. (Chemicals)	54,243	1,264
*	Hanwha Engine (Machinery)	119,638	3,829
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	8,894	3,689
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	9,740	1,458
	HD Hyundai Mipo Co.,Ltd. (Machinery)	11,942	1,732
*	HD-Hyundai Marine Engine Co., Ltd. (Machinery)	42,781	2,528
	Hyosung Heavy Industries Corporation (Electrical Equipment)	7,672	7,327
	IsuPetasys Co., Ltd. (Electronic Equipment, Instruments & Components)	105,462	5,359
	JB Financial Group Co. Ltd. (Banks)	329,335	5,387
	Korea Investment Holdings Co., Ltd. (Capital Markets)	26,246	2,712
	Meritz Financial Group Inc. (Diversified Financial Services)	20,672	1,672
	PharmaResearch Co., Ltd. (Biotechnology)	3,898	1,670
	Samyangfoods Co., Ltd (Food Products)	5,649	6,156
			54,065
	Taiwan—12.2%
	Acter Group Corporation Limited (Construction & Engineering)	68,000	1,729
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,000	1,988
	Bizlink Holding Inc. (Electrical Equipment)	143,047	4,834
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	249,000	4,730
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Chunghwa Precision Test Tech. Co., Ltd (Electronic Equipment, Instruments & Components)	35,000	$2,211
Fortune Electric Co. Ltd. (Electrical Equipment)	98,500	1,878
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	122,000	1,743
Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	12,680	736
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	37,000	2,926
King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	43,000	4,642
Marketech International Corp. (Semiconductors & Semiconductor Equipment)	332,000	2,663
MiTAC Holdings Corporation (Technology Hardware, Storage & Peripherals)	683,000	1,965
MPI Corporation (Semiconductors & Semiconductor Equipment)	61,000	3,433
Taichung Commercial Bank Company Limited (Banks)	5,594,287	4,167
Taiwan Union Technology Corporation (Electronic Equipment, Instruments & Components)	384,000	3,963
Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	98,000	966
Wiselink Co., Ltd. (Textiles, Apparel & Luxury Goods)	256,158	1,719
		46,293
Thailand—0.8%
Srisawad Corporation Public Company Limited (Consumer Finance)	3,169,400	2,934
Total Emerging Asia		253,440
Emerging Latin America—18.0%
Brazil—8.1%
C&A Modas S.A. (Specialty Retail)	1,105,733	3,405
Cury Construtora e Incorporadora SA (Household Durables)	970,300	6,303
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	722,300	4,166
Direcional Engenharia SA (Household Durables)	2,270,800	6,899
Inter & Co, Inc. (Banks)	735,626	6,790
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	TOTVS SA (Software)	233,500	$2,015
	Vivara Participacoes SA (Textiles, Apparel & Luxury Goods)	242,000	1,299
			30,877
	Chile—0.9%
	Parque Arauco S.A. (Real Estate Management & Development)	555,769	1,407
	Plaza S.A. (Real Estate Management & Development)	759,022	2,053
			3,460
	Mexico—6.5%
	Alsea S.A.B. de C.V. (Hotels, Restaurants & Leisure)	1,281,700	4,261
	Fresnillo PLC (Metals & Mining)	218,684	6,941
	Gentera S.A.B. de C.V. (Consumer Finance)	2,976,500	7,748
*	Industrias Penoles, S.A.B. de C.V. (Metals & Mining)	124,661	5,569
			24,519
	Panama—0.7%
	Banco Latinoamericano de Comercio Exterior, S.A. (Diversified Financial Services)	58,118	2,672
	Peru—1.8%
	Compania de Minas Buenaventura S.A.A.—ADR (Metals & Mining)	130,433	3,173
	Intercorp Financial Services Inc (Banks)	95,440	3,850
			7,023
	Total Emerging Latin America		68,551
	Emerging Europe, Mid-East, Africa—9.3%
	Czech Republic—1.2%
	MONETA Money Bank, a. s. (Banks)	576,326	4,597
	Georgia—0.7%
	Bank of Georgia Group PLC (Banks)	25,185	2,591
	Greece—2.2%
	Optima bank SA (Banks)	343,928	3,408
	Piraeus Financial Holdings SA (Banks)	593,144	5,024
			8,432
	Hungary—0.3%
	Magyar Telekom Telecommunications PLC (Diversified Telecommunication Services)	237,318	1,267
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Morocco—0.7%
	Marsa Maroc SA (Transportation Infrastructure)	13,389	$1,398
	Travaux Generaux de construction casablanca (Construction & Engineering)	10,675	1,068
			2,466
	Poland—0.3%
	Benefit Systems SA (Professional Services)	1,097	916
	South Africa—0.9%
	Pan African Resources PLC (Metals & Mining)	1,470,541	1,732
	We Buy Cars Holdings Ltd. (Specialty Retail)	534,727	1,715
			3,447
	Turkey—2.5%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	1,436,296	7,427
	Logo Yazilim Sanayi ve Ticaret A.S. (Software)	496,012	2,067
			9,494
	United Arab Emirates—0.5%
	Air Arabia PJSC (Airlines)	1,990,317	2,032
	Total Emerging Europe, Mid-East, Africa		35,242
	Western Hemisphere—2.6%
	United States—2.6%
	Aura Minerals Inc. (Metals & Mining)	169,417	6,304
*	Laureate Education, Inc. (Diversified Consumer Services)	112,052	3,534
	Total Western Hemisphere		9,838
	United Kingdom—0.8%
	Airtel Africa PLC (Wireless Telecommunication Services)	924,668	3,034
	Asia Ex-Japan—0.5%
	Hong Kong—0.5%
*	Cowell e Holdings Inc. (Electronic Equipment, Instruments & Components)	427,000	2,140
	Total Common Stocks—97.9% (cost $304,984)		372,245
	Preferred Stocks
	Emerging Latin America—1.2%
	Brazil—1.2%
	Marcopolo SA (Machinery)	2,615,600	4,379
	Total Preferred Stocks—1.2% (cost $4,644)		4,379
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.450% dated 09/30/25, due 10/01/25, repurchase price $209, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $213	$209	$209
Total Repurchase Agreements—0.0% (cost $209)		209
Total Investments—99.1% (cost $309,837)		376,833
Cash and other assets, less liabilities—0.9%		3,269
Net Assets—100.0%		$380,102

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$369,311	$2,934	$—	$372,245
Preferred Stocks	4,379	—	—	4,379
Repurchase Agreements	—	209	—	209
Total Investments in Securities	$373,690	$3,143	$—	$376,833
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—96.0%
	China—96.0%
	Agricultural Bank of China Ltd. (Banks)	64,000	$43
	Alibaba Group Holding Ltd. (Broadline Retail)	10,976	250
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	1,162	44
	Bank of Chengdu Co. Ltd. (Banks)	8,500	21
	Bank of Ningbo Co. Ltd. (Banks)	8,790	33
*	Beijing Geekplus Technology Co., Ltd. (Machinery)	5,400	20
*	BeOne Medicines Ltd (Biotechnology)	700	18
	BYD Company Limited (Automobiles)	1,900	29
	China Merchants Bank Co. Ltd. (Banks)	9,000	54
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	1,540	87
	East Money Information Co.,Ltd. (Capital Markets)	7,500	29
	Eastroc Beverage Group Co. Ltd. (Beverages)	1,190	51
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	1,140	58
	Foxconn Industrial Internet Co. Ltd. (Electronic Equipment, Instruments & Components)	4,400	41
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	5,000	50
	Gambol Pet Group Co., Ltd. (Food Products)	1,800	24
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	4,000	19
	Huaming Power Equipment Co. Ltd. (Machinery)	8,600	24
	Industrial and Commercial Bank of China Limited (Banks)	52,000	38
*	Innovent Biologics, Inc. (Biotechnology)	1,500	19
	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	3,400	34
	Laopu Gold Co., Ltd. (Textiles, Apparel & Luxury Goods)	300	27
	Mao Geping Cosmetics CO.,LTD. (Personal Care Products)	1,300	17
	Meitu, Inc. (Interactive Media & Services)	27,500	33
	Midea Group Co., Ltd. (Household Durables)	2,500	26
*	NetEase Cloud Music Inc. (Entertainment)	400	13
	NetEase, Inc. (Entertainment)	2,500	76
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	PICC Property and Casualty Company Limited (Insurance)	14,000	$32
	Ping An Insurance Group Co. of China Ltd. (Insurance)	2,300	16
	Pop Mart International Group Ltd. (Specialty Retail)	1,900	65
	Shanghai Chicmax Cosmetics Co., Ltd. (Personal Care Products)	1,900	24
	Shengyi Technology Co.,Ltd. (Electronic Equipment, Instruments & Components)	3,800	29
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	4,300	51
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	1,900	29
	Tencent Holdings Ltd. (Interactive Media & Services)	4,100	349
	Tencent Music Entertainment Group—ADR (Entertainment)	805	19
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	750	57
	Victory Giant Technology (HuiZhou) Co., Ltd. (Electronic Equipment, Instruments & Components)	700	28
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	4,400	45
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	2,200	35
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	2,000	20
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	11,600	80
	Yutong Bus Co. Ltd. (Machinery)	11,500	44
*	Zhejiang Leapmotor Technology Co., Ltd. (Automobiles)	2,400	20
	Zhongji Innolight Co. Ltd. (Communications Equipment)	900	51
	Zijin Mining Group Company Limited (Metals & Mining)	12,000	50
	Total Emerging Asia		2,222
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Asia Ex-Japan—2.6%
Hong Kong—2.6%
Futu Holdings Ltd.—ADR (Capital Markets)	119	$21
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	700	40
Total Asia Ex-Japan		61
Total Common Stocks—98.6% (cost $1,579)		2,283
Total Investments—98.6% (cost $1,579)		2,283
Cash and other assets, less liabilities—1.4%		33
Net Assets—100.0%		$2,316

ADR	American Depositary Receipt

*	Non-income producing security
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,283	$—	$—	$2,283
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—62.3%
Angola—0.8%
Angola Government International Bond, 9.125%, due 11/26/49		$600	$502
Argentina—2.9%
Argentina Government Bond, 29.500%, due 5/30/30	ARS	160,000	89
Argentina Government International Bond,
0.000%, due 12/15/35	EUR	500	49
0.000%, due 12/15/35		$3,480	91
1.000%, due 7/9/29		116	84
1.750%, due 7/9/30(a)		816	551
4.250%, due 1/9/38(a)	EUR	350	223
4.875%, due 7/9/41(a)		$500	242
5.000%, due 7/9/46(a)		1,145	600
			1,929
Bahrain—0.6%
Bahrain Government International Bond, 5.250%, due 1/25/33		400	387
Barbados—0.3%
Barbados Government International Bond, 8.000%, due 6/26/35(b)		200	208
Benin—0.4%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	250	266
Bermuda—0.3%
Bermuda Government International Bond, 3.375%, due 8/20/50		$260	183
Bosnia & Herzegovina—0.5%
Federation of Bosnia and Herzegovina, 5.500%, due 7/17/30(b)	EUR	250	303
Brazil—2.6%
Brazil Government International Bond,
4.750%, due 1/14/50		$1,320	986
7.250%, due 1/12/56		250	253
Brazil Letras do Tesouro Nacional,
0.000%, due 1/1/30	BRL	1,400	154
0.010%, due 1/1/32		2,600	220
Brazil Notas do Tesouro Nacional, 10.000%, due 1/1/33		610	97
			1,710
Chile—0.5%
Chile Government International Bond,
2.550%, due 7/27/33		$200	172
3.250%, due 9/21/71		200	125
			297
Colombia—2.0%
Colombia Government International Bond,
4.125%, due 2/22/42		530	376
5.000%, due 6/15/45		430	323
Titulo de Tesoreria de Colombia,
7.000%, due 6/30/32	COP	600,000	122
7.250%, due 10/26/50		2,530,000	414
12.750%, due 11/28/40		225,000	60
			1,295
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Costa Rica—0.4%
Costa Rica International Bond, 7.300%, due 11/13/54		$250	$274
Dominican Republic—2.3%
Dominican Republic International Bond,
4.875%, due 9/23/32		1,300	1,245
10.500%, due 3/15/37(b)	DOP	16,500	284
			1,529
Ecuador—1.7%
Ecuador Government International Bond,
0.010%, due 7/31/30		$920	707
6.900%, due 7/31/30(a)		180	159
6.900%, due 7/31/35(a)		220	164
6.900%, due 7/31/40(a)		150	99
			1,129
Egypt—3.3%
Egypt Government International Bond,
5.625%, due 4/16/30	EUR	150	168
5.800%, due 9/30/27		$900	895
7.500%, due 2/16/61		800	627
8.150%, due 11/20/59		200	166
Egypt Treasury Bill, 0.000%, due 3/17/26	EGP	16,500	306
			2,162
El Salvador—0.8%
El Salvador Government International Bond,
0.250%, due 4/17/30(b)		$200	4
7.125%, due 1/20/50		615	530
			534
Gabon—0.8%
Gabon Government International Bond, 7.000%, due 11/24/31		650	520
Ghana—1.4%
Ghana Government International Bond,
0.000%, due 7/3/26(b)		200	193
6.000%, due 7/3/29(a),(b)		260	253
6.000%, due 7/3/35(a)		550	461
			907
Guatemala—1.4%
Guatemala Government International Bond,
3.700%, due 10/7/33		600	533
4.650%, due 10/7/41		470	403
			936
Hungary—2.4%
Hungary Government International Bond,
1.500%, due 11/17/50	EUR	100	60
3.125%, due 9/21/51		$700	442
4.000%, due 4/28/51	HUF	350,000	656
6.125%, due 5/22/28		$400	417
			1,575
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Indonesia—1.4%
Indonesia Government International Bond,
3.850%, due 10/15/30		$200	$196
4.750%, due 9/10/34		450	449
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32		280	282
			927
Ivory Coast—0.3%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	100	101
6.625%, due 3/22/48		100	100
			201
Jamaica—0.9%
Jamaica Government International Bond,
8.000%, due 3/15/39		$150	182
9.625%, due 11/3/30	JMD	57,500	377
			559
Kazakhstan—0.4%
Kazakhstan Government Bond, 12.000%, due 2/22/31	KZT	175,000	263
Kyrgyzstan—0.4%
Kyrgyzstan Government Bond, 7.750%, due 6/3/30(b)		$250	252
Lebanon—0.9%
Lebanon Government International Bond,
5.800%, due 4/14/20(c)		798	177
6.600%, due 11/27/26(c)		580	128
6.850%, due 3/23/27(c)		200	44
8.200%, due 5/17/33(c)		1,110	247
			596
Mexico—1.9%
Mexico Goverment Bond,
3.750%, due 4/19/71		1,500	911
7.750%, due 11/13/42	MXN	6,720	319
			1,230
Mongolia—0.7%
Mongolia Government International Bond, 3.500%, due 7/7/27		$450	433
Morocco—0.2%
Morocco Government International Bond, 4.000%, due 12/15/50		200	147
Nigeria—1.7%
Central Bank of Nigeria Bond, 0.010%, due 2/10/26	NGN	510,000	321
Nigeria Government International Bond,
7.143%, due 2/23/30		$200	198
8.250%, due 9/28/51		350	315
10.375%, due 12/9/34(b)		250	278
			1,112
Oman—2.1%
Oman Government International Bond, 6.750%, due 1/17/48		1,250	1,374
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Pakistan—1.1%
Pakistan Government International Bond,
6.000%, due 4/8/26		$200	$199
6.875%, due 12/5/27		500	499
			698
Panama—1.0%
Panama Government International Bond,
3.870%, due 7/23/60		830	538
4.500%, due 1/19/63		200	146
			684
Paraguay—2.5%
Paraguay Government International Bond,
2.739%, due 1/29/33		250	221
3.849%, due 6/28/33		500	468
5.400%, due 3/30/50		600	552
6.650%, due 3/4/55		200	213
8.500%, due 3/4/35(b)	PYG	1,110,000	151
			1,605
Peru—1.0%
Peru Government International Bond,
2.783%, due 1/23/31		$260	240
3.230%, due 7/28/21		400	224
3.600%, due 1/15/72		300	191
			655
Philippines—1.2%
Philippines Government International Bond,
3.700%, due 2/2/42		700	586
5.500%, due 2/4/35		200	213
			799
Poland—1.1%
Poland Government International Bond,
5.125%, due 9/18/34		200	205
5.500%, due 4/4/53		350	338
5.500%, due 3/18/54		200	193
			736
Romania—2.5%
Romania Government International Bond,
2.000%, due 4/14/33	EUR	455	418
2.875%, due 4/13/42		530	399
5.250%, due 11/25/27		$400	404
5.625%, due 2/22/36(b)	EUR	200	228
5.625%, due 5/30/37(b)		150	168
			1,617
Saudi Arabia—0.6%
Saudi Arabia Government International Bond, 3.450%, due 2/2/61		$650	425
Senegal—0.8%
Senegal Government International Bond,
4.750%, due 3/13/28	EUR	100	102
6.750%, due 3/13/48		$700	434
			536
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
South Africa—0.9%
South Africa Government International Bond, 5.750%, due 9/30/49		$700	$561
Sri Lanka—1.6%
Sri Lanka Government International Bond,
3.350%, due 1/15/30(a),(b)		260	244
8.750%, due 3/15/33(a),(b)		300	257
9.500%, due 5/15/36(a),(b)		100	88
9.750%, due 2/15/38(a),(b)		200	178
11.000%, due 12/15/29	LKR	90,000	312
			1,079
Suriname—0.4%
Suriname Government International Bond, 7.950%, due 7/15/33(b)		$233	232
Trinidad and Tobago—1.1%
Trinidad and Tobago Government International Bond,
6.400%, due 6/26/34(b)		200	204
6.400%, due 6/26/34		510	519
			723
Tunisia—0.6%
Tunisian Government Bond, 6.375%, due 7/15/26	EUR	320	374
Turkey—2.4%
Turkey Government Bond, 37.000%, due 2/18/26	TRY	12,000	288
Turkey Government International Bond,
4.875%, due 4/16/43		$200	149
5.250%, due 3/13/30		240	234
7.625%, due 5/15/34		200	212
9.375%, due 3/14/29		400	446
Turkiye Vakiflar Bankasi, 5 year CMT + 4.439%, 1.000%, due 12/31/99(b),(d),(e)		250	250
			1,579
Uganda—0.4%
Uganda Government Bond, 15.000%, due 6/18/43	UGX	1,200,000	294
Ukraine—1.8%
Ukraine Government International Bond,
1.258%, due 8/1/41		$180	143
7.750%, due 2/1/36(a)		1,000	541
7.750%, due 2/1/36(a)		1,030	496
			1,180
United Arab Emirates—1.1%
Abu Dhabi Government International Bond, 3.000%, due 9/15/51		1,000	695
Uruguay—1.1%
Oriental Republic of Uruguay, 5.250%, due 9/10/60		370	348
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	14,780	405
			753
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Uzbekistan—0.7%
Uzbekistan Government International Bond,
5.375%, due 5/29/27(b)	EUR	200	$242
6.900%, due 2/28/32(b)		$200	215
			457
Venezuela—0.4%
Venezuela Government International Bond, 11.950%, due 8/5/31(c)		1,010	237
Zambia—1.7%
Zambia Government International Bond,
0.500%, due 12/31/53		900	609
5.750%, due 6/30/33(a)		247	236
21.800%, due 3/17/40	ZMW	5,400	247
			1,092
Total Foreign Government Bonds			40,751
Foreign Corporate Bonds—29.4%
Angola—0.9%
Avenir Issuer III (Ireland) Designated Activity Company, 6.000%, due 3/22/27		$231	225
Avenir Issuer IV (Ireland) Designated Activity Company, 6.000%, due 12/30/27		360	349
			574
Bahrain—0.4%
CBB International Sukuk Programme Company W.L.L., 6.250%, due 10/18/30		250	260
Brazil—1.6%
Aegea Finance S.a r.l., 7.625%, due 1/20/36(b)		200	199
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		207	206
CSN Inova Ventures, 6.750%, due 1/28/28		200	195
Trident Energy Finance PLC, 12.500%, due 11/30/29		200	208
Yinson Bergenia Production B.V., 8.498%, due 1/31/45(b)		230	247
			1,055
Chile—1.4%
Celulosa Arauco y Constitucion S.A., 6.180%, due 5/5/32(b)		200	208
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		410	290
6.440%, due 1/26/36(b)		200	216
Latam Airlines Group S.A., 7.875%, due 4/15/30(b)		200	208
			922
China—0.7%
China Evergrande Group, 9.500%, due 3/29/24(c)		300	4
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
China—(continued)
China Oil & Gas Group Limited, 4.700%, due 6/30/26		$200	$198
Prosus N.V., 3.061%, due 7/13/31		250	226
Yuzhou Group Holdings,
1.000%, due 6/30/34		17	0
4.000%, due 6/30/28		13	0
4.500%, due 6/30/29		23	1
5.000%, due 6/30/30		31	1
5.500%, due 6/30/31		44	0
7.000%, due 6/30/27		16	2
			432
Colombia—0.7%
Banco Davivienda S.A., 6.650%, due 12/31/99(e)		200	185
Bancolombia S.A. , 5 year CMT + 4.320%, 8.625%, due 12/24/34(d)		250	270
			455
Costa Rica—0.3%
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		200	213
El Salvador—0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.650%, due 1/24/33(b)		150	157
Georgia—0.4%
Energo-Pro, 8.000%, due 5/27/30(b)	EUR	200	249
Hong Kong—0.4%
Bank of East Asia Limited, 5 year CMT + 5.527%, 5.825%, due 12/31/99(d),(e)		$250	250
Hungary—0.3%
OTP Bank Nyrt., 5 year CMT + 2.861%, 7.300%, due 7/30/35(d)		200	212
India—1.3%
IRB Infrastructure Developers Limited, 7.110%, due 3/11/32		250	259
Network i2i Limited, 5 year CMT + 3.390%, 3.975%, due 12/31/99(d),(e)		200	198
Sael Limited, 7.800%, due 7/31/31		188	193
Vedanta Resources, 9.850%, due 4/24/33		200	203
			853
Indonesia—2.7%
Indonesia Government Sukuk , 5.200%, due 7/23/35(b)		250	256
Nickel Industries Limited, 9.000%, due 9/30/30(b)		250	253
Pertamina Persero PT, 2.300%, due 2/9/31		450	399
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Indonesia—(continued)
PT Bank Negara Indonesia (Persero) Tbk, 3.750%, due 3/30/26		$200	$198
PT Pertamina (Persero), 6.000%, due 5/3/42		200	205
PT Pertamina Hulu Energi, 5.250%, due 5/21/30(b)		250	255
PT Sorik Marapi Geothermal Power, 7.750%, due 8/5/31(b)		192	197
			1,763
Iraq—0.3%
Pearl Petroleum, 13.000%, due 5/15/28		200	215
Kazakhstan—0.3%
JSC Kaspi.kz, 6.250%, due 3/26/30(b)		200	205
Macao—0.4%
Melco Resorts & Entertainment Limited, 5.375%, due 12/4/29		250	244
Malaysia—1.0%
Khazanah Capital Limited,
4.759%, due 9/5/34		450	454
4.876%, due 6/1/33		200	205
			659
Mexico—4.2%
Banco Mercantil del Norte, 5 year CMT + 4.072%, 8.375%, due 12/31/99(d),(e)		200	211
Eagle Funding LuxCo S.a r.l., 5.500%, due 8/17/30(b)		250	254
Petroleos Mexicanos,
6.500%, due 3/13/27		630	637
6.750%, due 9/21/47		950	786
6.840%, due 1/23/30		310	315
6.875%, due 8/4/26		140	142
7.690%, due 1/23/50		220	200
Saavi Energia S.a r.l., 8.875%, due 2/10/35(b)		200	216
			2,761
Peru—1.9%
Banco de Credito del Peru S.A.,
7.850%, due 1/11/29(b)	PEN	400	122
7.850%, due 1/11/29		250	76
Compania de Minas Buenaventura S.A.A., 6.800%, due 2/4/32(b)		$200	207
Credicorp Capital Sociedad Titulizadora S.A., 9.700%, due 3/5/45	PEN	480	146
InRetail Consumer, 3.250%, due 3/22/28		$200	194
Scotiabank Peru S.A.A., 6.100%, due 10/1/35(b)		250	260
Volcan Cia Minera S.A.A., 8.750%, due 1/24/30		200	207
			1,212
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Foreign Corporate Bonds—(continued)
Saudi Arabia—2.4%
Dar Al-Arkan Sukuk Company Limited, 7.250%, due 7/2/30	$250	$254
Gaci First Investment Co., 4.875%, due 2/14/35	400	399
KSA Sukuk Limited, 5.250%, due 6/4/34	600	624
SAB AT1 Limited, 5 year CMT + 2.302%, 6.500%, due 12/31/99(d),(e)	250	255
		1,532
Serbia—0.3%
Telekom Srbija, 7.000%, due 10/28/29	200	203
South Africa—0.3%
Stillwater Mining Co., 4.000%, due 11/16/26	210	207
Supranational—0.3%
Africa Finance Corporation, 5 year CMT + 3.015%, 7.500%, due 12/31/99(b),(d),(e)	200	199
Trinidad and Tobago—0.6%
Heritage Petroleum Company, 9.000%, due 8/12/29	200	206
Port of Spain Waterfront Development, 7.875%, due 2/19/40(b)	193	195
		401
Turkey—1.2%
Cimko Cimento AS, 10.750%, due 5/21/30	200	210
Limak Yenilenebilir Enerji, 9.625%, due 8/12/30	200	199
Turkiye Ihracat Kredi Bankasi AS, 5.750%, due 7/6/26	200	201
WE Soda Investments Holding PLC, 9.375%, due 2/14/31	200	190
		800
United Arab Emirates—3.2%
Abu Dhabi Commercial Bank, 5 year CMT + 1.677%, 5.361%, due 3/10/35(d)	250	254
Abu Dhabi Developmental Holding Company PJSC, 5.375%, due 5/8/29	200	208
Aldar Properties PJSC, 5 year CMT + 2.042%, 6.623%, due 4/15/55(d)	200	210
Finance Department Government of Sharjah,
4.000%, due 7/28/50	700	480
6.125%, due 3/6/36(b)	200	209
First Abu Dhabi Bank PJSC, 5 year CMT + 4.138%, 4.500%, due 12/31/99(d),(e)	250	248
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
United Arab Emirates—(continued)
MAF Global Securities Limited, 5 year CMT + 3.539%, 6.375%, due 12/31/99(d),(e)		$200	$200
Sobha Sukuk Limited, 8.750%, due 7/17/28		250	261
			2,070
Uruguay—0.3%
Navios South American Logistics Inc, 8.875%, due 7/14/30		200	208
Uzbekistan—0.3%
UzAuto Motors, 4.850%, due 5/4/26		200	198
Venezuela—1.1%
Petroleos de Venezuela S.A.,
8.500%, due 10/27/20(c)		75	74
12.750%, due 2/17/22(c)		3,385	619
			693
Total Foreign Corporate Bonds			19,202
Foreign Municipal Bonds—0.3%
Argentina—0.3%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)		50	26
6.625%, due 9/1/37(a)		285	165
			191
Total Foreign Municipal Bonds			191
Common Stocks—0.0%
China—0.0%
Yuzhou Group Holdings	HKD	15	0
U.S. Government—6.5%
U.S. Treasury Bill,
3.632%, due 9/3/26		$670	648
3.680%, due 6/11/26		500	488
3.696%, due 7/9/26(f)		980	953
3.789%, due 2/12/26		330	325
3.819%, due 3/19/26		550	540
3.846%, due 1/22/26		500	494
3.971%, due 10/30/25		378	376
U.S. Treasury Bond, 4.739%, due 8/15/54		480	444
Total U.S. Government			4,268
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Repurchase Agreements—0.6%
Fixed Income Clearing Corporation, 1.450% dated , due 10/01/25, repurchase price $355, collateralized by U.S. Treasury Bond, 4.500%, due 02/15/2044, valued at $362	$355	$355
Total Repurchase Agreements—0.6% (cost $355)		355
Total Purchased Options—0.0% (cost $80)		23
Total Investments—99.1% (cost $61,876)		64,790
Cash and other assets, less liabilities—0.9%		620
Net Assets—100.0%		$65,410

CMT	Constant Maturity Treasury
PLC	Public Limited Company

(a)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2025.

(b)
Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is currently in default and/or non-income producing.
(d)	Floating Rate Bond. Rate shown is as of September 30, 2025.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $412 (in thousands).

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Foreign Currency Bought
12/17/25	Indian Rupee	Citibank N.A.	14,843	$168	$167	$(1)
12/17/25	Kenyan Shilling	Citibank N.A.	22,286	171	171	—
12/17/25	Uzbekistan Sum	Citibank N.A.	3,899,258	310	318	8
12/17/25	Angola Kwanza	Citibank N.A.	158,818	169	168	(1)
12/17/25	Ukrainian Hryvnia	Citibank N.A.	7,151	171	170	(1)
12/17/25	Colombian Peso	Citibank N.A.	260,690	66	66	—
12/17/25	Euro	Citibank N.A.	717	855	846	(9)
1/16/26	Argentine Peso	Citibank N.A.	474,740	335	284	(51)
Foreign Currency Sold
12/17/25	Colombian Peso	Citibank N.A.	260,690	65	66	(1)
12/17/25	Euro	Citibank N.A.	3,477	4,103	4,099	4
1/16/26	Argentine Peso	Citibank N.A.	299,740	229	180	49
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(3)
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)

Purchased Options Contracts
Description	Counterparty	Exercise Price/Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Call–OTC USD versus EUR	Citibank N.A.	1.14	10/27/2025	2,280,000	$2,280	1	11	(10)
Put–iShares J.P. Morgan USD Emerging Markets Bond ETF	Goldman Sachs International	93.00	11/21/2025	420	3,906	16	54	(38)
Put–OTC USD versus JPY	Citibank N.A.	144.00	11/17/2025	1,000,000	1,000	6	15	(9)
								$(57)

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	$250	$205	$51	$(154)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	204	94	85	(9)
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(3)	3
Turkey Government International Bond	Buy	(1.000)%	Quarterly	December 2030	ICE	750	54	52	(2)
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	250	(190)	(36)	154
									$(8)

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.500%	Annual	March 2027	LCH		$3,073	$18	$47	$29
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH		3,614	24	104	80
1-Day USD-SOFR Compounded	Pay	3.750%	Annual	March 2032	LCH		3,110	(6)	41	47
1-Day USD-SOFR Compounded	Pay	3.600%	Annual	September 2035	LCH		2,621	1	(13)	(14)
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		3,358	(28)	15	43
28-Day MXN-TIIE	Pay	10.650%	28 Days	October 2025	LCH	MXN	10,000	—	2	2
1-Day USD-SOFR Compounded	Receive	3.500%	Annual	September 2054	LCH		$2,439	150	185	35
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH	EUR	170	—	(5)	(5)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2031	LCH		300	(9)	(11)	(2)
6-Month EUR- EURIBOR	Receive	3.250%	Annual	September 2033	LCH		400	(25)	(23)	2
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
Centrally Cleared Interest Rate Swaps (continued)
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH	EUR	172	(4)	(5)	(1)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		817	(10)	(6)	4
6-Month EUR- EURIBOR	Receive	2.500%	Annual	March 2049	LCH		61	2	4	2
										$222
Total net unrealized appreciation (depreciation) on swaps										$214

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
LCH	London Clearing House
TIIE	Interbank Equilibrium Interest Rate
EURIBOR	Euro Interbank Offered Rate

Currency Legend
ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungary Forint
JMD	Jamaican Dollar
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PYG	Paraguay Guarani
TRY	Turkish Lira
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZMW	Zambian Kwacha
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2025 (all dollar amounts in thousands) (unaudited)
As of September 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$40,751	$—	$40,751
Foreign Corporate Bonds	—	19,202	—	19,202
U.S. Government	—	4,268	—	4,268
Repurchase Agreements	—	355	—	355
Foreign Municipal Bonds	—	191	—	191
Purchased Options	—	23	—	23
Common Stocks	—	—	—	—
Total Investments in Securities	$—	$64,790	$—	$64,790

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$61	$—	$61
Swaps	—	401	—	401
Liabilities
Forward Foreign Currency Contracts	—	(64)	—	(64)
Swaps	—	(187)	—	(187)
Total Other Financial Instruments	$—	$211	$—	$211
See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(1)
Significant Accounting Policies
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of September 30, 2025, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(b)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Receivables and payables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.
(c)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Notes to Portfolios of Investments
(2)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter ("OTC") markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2025, fair valuation estimates for foreign equity securities were not obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the OTC market shall be valued by an independent pricing service.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

Notes to Portfolios of Investments
•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the OTC market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Derivative Instruments
Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products held by a Fund are valued using such models and are categorized as Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund and Small Cap Growth Fund were determined in good faith by the Adviser pursuant to the Trust's Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth Fund and Small Cap Growth Fund, respectively.

Notes to Portfolios of Investments
(3)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of September 30, 2025 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the period ended September 30, 2025.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Options
The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the Fund loses its premium. Writing options involves potentially greater risk because the Fund is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future

Notes to Portfolios of Investments
payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.